                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----
     Pre-Effective Amendment No.
                                 -----                           -----
     Post-Effective Amendment No. 14 File No. 33-33980             X
                                                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----

     Amendment No. 15 File No. 811-6067                            X
                                                                 -----

                        DIMENSIONAL INVESTMENT GROUP INC.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA            90401
  ----------------------------------------------          ----------
     (Address of Principal Executive Office)              (Zip Code)

Registrant's Telephone Number, including Area Code      (310) 395-8005
                                                        --------------

     Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
     Santa Monica, California 90401
     ---------------------------------------------------
          (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (215) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

     /x/  Immediately upon filing pursuant to paragraph (b)
     / /  On ______________ pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  On    (date)    pursuant to paragraph (a)(2) of Rule 485
     / /  75 days after filing pursuant to paragraph (a)(2).


This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant will file a Rule 24f-2 Notice for Registrant's most recent fiscal year, ended November 30, 1996, on or about January 29, 1997.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                            (as required by Rule 404)


FORM N-1A PART A ITEM NO.                              PROSPECTUS LOCATION
-------------------------                              -------------------

     Item 1.   Cover Page.........................     Cover Page

     Item 2.   Synopsis...........................     Highlights

     Item 3.   Condensed Financial Information....     Condensed Financial
                                                       Information

     Item 4.   General Description of Registrant..     Cover Page; Highlights;
                                                       The Portfolio; Investment
                                                       Objective and Policies;
                                                       Securities Loans; Risk
                                                       Factors; General
                                                       Information

     Item 5.   Management of the Fund.............     Highlights; Management of
                                                       the Portfolios

     Item 6.   Capital Stock and Other Securities.     Highlights; Dividends,
                                                       Capital Gains
                                                       Distributions and Taxes;
                                                       General Information

     Item 7.   Purchase of Securities Being
               Offered............................     Highlights; Purchase of
                                                       Shares; Valuation of
                                                       Shares; Distribution;
                                                       Exchange of Shares

     Item 8.   Redemption or Repurchase...........     Highlights; Redemption of
                                                       Shares

     Item 9.   Pending Legal Proceedings..........     Not Applicable

FORM N-1A PART B ITEM NO.                              LOCATION IN
-------------------------                              STATEMENT OF
                                                       ADDITIONAL
                                                       INFORMATION
                                                       ------------

     Item 10.  Cover Page.........................     Cover Page

     Item 11.  Table of Contents..................     Table of Contents

     Item 12.  General Information and History....     Other Information

     Item 13.  Investment Objectives and Policies.     Investment Objective and
                                                       Policies; Investment
                                                       Limitations

     Item 14.  Management of the Fund..............    Management of the
                                                       Portfolios; Directors and
                                                       Officers

     Item 15.  Control Persons and Principal
               Holders of Securities..............     Principal Holders of
                                                       Securities

     Item 16.  Investment Advisory and Other
               Services...........................     Management of the
                                                       Portfolios

     Item 17.  Brokerage Allocation and Other
               Practices..........................     Brokerage Transactions

     Item 18.  Capital Stock and Other Securities.     Other Information

     Item 19.  Purchase, Redemption and Pricing
               of Securities Being Offered........     Purchase of Shares;
                                                       Redemption of Shares

     Item 20.  Tax Status.........................     Federal Tax Treatment of
                                                       Futures Contracts

     Item 21.  Underwriters.......................     Not Applicable

     Item 22.  Calculation of Performance Data....     Calculation of
                                                       Performance Data

     Item 23.  Financial Statements...............     Financial Statements

FORM N-1A PART C ITEM NO.                              LOCATION IN PART C
-------------------------                              ------------------

     Item 24.  Financial Statements and Exhibits..     Financial Statements and
                                                       Exhibits

     Item 25.  Persons Controlled by or Under
               Common Control with Registrant.....     Persons Controlled by or
                                                       Under Common Control with
                                                       Registrant

     Item 26.  Number of Holders of Securities....     Number of Holders of
                                                       Securities

     Item 27.  Indemnification....................     Indemnification

     Item 28.  Business and Other Connections of
               Investment Advisor.................     Business and Other
                                                       Connections of Investment
                                                       Advisor

     Item 29.  Principal Underwriters.............     Principal Underwriters

     Item 30.  Location of Accounts and Records...     Location of Accounts and
                                                       Records

     Item 31.  Management Services................     Management Services

     Item 32.  Undertakings.......................     Undertakings

                                    SUPPLEMENT
                             DATED DECEMBER 6, 1996
                              TO THE PROSPECTUS OF

                        DIMENSIONAL INVESTMENT GROUP INC.


               RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

               RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                             Dated February 28, 1996


     THE FOLLOWING SECTION IS INSERTED ON PAGE 4 OF THE PROSPECTUS:

                         CONDENSED FINANCIAL INFORMATION

     The table below sets forth selected financial data for a share of stock of each Portfolio throughout the period from June 7, 1996 (date of commencement of operations of the Portfolios) through September 30, 1996. The figures in this table are unaudited and should be read in conjunction with the Portfolios' financial statements and notes thereto, all of which are included in the Statement of Additional Information relating to the Portfolios.


                              FINANCIAL HIGHLIGHTS


                                                                                     RWB/DFA TWO-        RWB/DFA
                                                                 RWB/DFA U.S.        YEAR CORPORATE      TWO-YEAR
                                                                 HIGH BOOK TO        FIXED INCOME        GOVERNMENT
                                                                 MARKET PORTFOLIO     PORTFOLIO          PORTFOLIO
                                                                 ----------------    ----------------    ---------
Net Asset Value, Beginning of Period . . . . . . . . . . . .       $   10.00          $   10.00          $   10.00
                                                                   ---------          ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . .            0.04               0.13               0.17
  Net Gains (Losses) on Securities (Realized
   and Unrealized) . . . . . . . . . . . . . . . . . . . . .           (0.28)              0.09               0.02
                                                                   ---------          ---------          ---------
   Total from Investment Operations. . . . . . . . . . . . .           (0.24)              0.22               0.19
                                                                   ---------          ---------          ---------

LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . .           (0.03)             (0.13)             (0.13)
                                                                   ---------          ---------          ---------
Net Asset Value, End of Period . . . . . . . . . . . . . . .       $    9.73          $   10.09          $   10.06
                                                                   ---------          ---------          ---------
                                                                   ---------          ---------          ---------
Total Return . . . . . . . . . . . . . . . . . . . . . . . .         (2.37%)#             2.17%#             1.88%#

Net Assets, End of Period (thousands). . . . . . . . . . . .       $  23,964          $ 117,526          $  96,541
Ratio of Expenses to Average Net Assets(1) . . . . . . . . .          1.00%*(a)          0.32%*(a)(b)       0.42%*(a)(c)
Ratio of Net Investment Income to Average Net Assets . . . .          2.37%*(a)          4.43%*(a)(b)       5.89%*(a)(c)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . .          N/A                N/A                 N/A
Average Commission Rate. . . . . . . . . . . . . . . . . . .          N/A                 -                   -

---------------
*    Annualized
#    Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended September 30, 1996 would have been 0.35% and the ratio of net investment income to average net assets for the period ended September 30, 1996 would have been 4.40%.
(c) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended September 30, 1996 would have been 0.45% and the ratio of net investment income to average net assets for the period ended September 30, 1996 would have been 5.86%.
N/A  Refer to the respective Master Fund Series.


     THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE CAPTION HEADING "GENERAL INFORMATION"

          Whenever a Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

                                   PROSPECTUS

                                FEBRUARY 28, 1996

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                              ____________________


     This prospectus describes RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO, RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO and RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO (collectively the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to clients of Reinhardt Werba Bowen Advisory Services ("RWBAS").

     The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. This prospectus relates to three series of shares. The investment objective of RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital and the investment objective of RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agency obligations and consistent with preservation of capital.

     EACH PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF A CORRESPONDING SERIES OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT OFFERS SERIES THAT HAVE THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE PORTFOLIOS. THE INVESTMENT EXPERIENCE OF EACH PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF ITS CORRESPONDING SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE."

     This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated February 28, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

                              ____________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE. . . . . . . . . . . . . .4

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT
  OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . .5

          Portfolio Characteristics and Policies . . . . . . . . . . . . . . .5

          Portfolio Structure. . . . . . . . . . . . . . . . . . . . . . . . .6

          Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . .7

INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS . . . . . . . . .7

          RWB/DFA Two-Year Corporate
            Fixed Income Portfolio . . . . . . . . . . . . . . . . . . . . . .7

          RWB/DFA Two-Year Government Portfolio  . . . . . . . . . . . . . . .7

          Description of Investments . . . . . . . . . . . . . . . . . . . . .8

          Investments in the Banking Industry. . . . . . . . . . . . . . . . .9

          Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . .9

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

          Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . 10

          Borrowing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

          Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . 10

          Futures Contracts and Options in Futures . . . . . . . . . . . . . 11

          Banking Industry Concentration . . . . . . . . . . . . . . . . . . 11

          Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . 11

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . 11

          Administrative Services. . . . . . . . . . . . . . . . . . . . . . 12

          Client Service Agent . . . . . . . . . . . . . . . . . . . . . . . 12

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . 13

                                       (i)

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

          In Kind Purchases. . . . . . . . . . . . . . . . . . . . . . . . . 14

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

                                      (ii)

                                    HIGHLIGHTS


SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE                      PAGE 4

          This prospectus relates to three separate Portfolios of the Fund.
Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of RWBAS may choose to invest in one or more of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies. A shareholder will be entitled to a pro rata share of all dividends and distributions arising from the assets of the Portfolio in which he invests. Upon redeeming shares, a shareholder will receive the current net asset value per share of the Portfolio represented by the redeemed shares.


INVESTMENT OBJECTIVE - RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO        PAGE 5

          The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which in turn will invest in the common stocks of U.S. companies with shares that have a high book value in relation to their market value. The Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO PAGE 7

          The investment objective of the Portfolio is to maximize total returns consistent with the preservation of capital. The Portfolio will invest all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust (the "Two-Year Corporate Fixed Income Series"). Generally, the Two-Year Corporate Fixed Income Series will acquire high quality obligations which mature within two years from the date of settlement. In addition, the Two-Year Corporate Fixed Income Series intends to concentrate investments in the banking industry under certain circumstances. (See "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES" and "Investments in the Banking Industry.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO             PAGE 7

          The investment objective of the Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with preservation of capital. The Portfolio will invest all of its assets in DFA Two-Year Government Series of the Trust (the "Two-Year Government Series"). Generally, the Two-Year Government Series will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement and repurchase agreements. (See "FIXED INCOME PORTFOLIOS -INVESTMENT OBJECTIVES AND POLICIES.")

RISK FACTORS                                                            PAGE 10

           The RWB/DFA High Book to Market Portfolio (indirectly through its investments in the Large Cap Value Series) may invest in financial futures contracts and options thereon. The RWB/DFA Two-Year Corporate Fixed Income Portfolio (indirectly through its investment in the Two-Year Corporate Fixed Income Series) is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. The Two-Year Corporate Fixed Income Series is authorized to concentrate investments in the banking industry in certain circumstances. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the Portfolios to invest in the shares of corresponding Series of the Trust involve certain risks. (See "RISK FACTORS.")


MANAGEMENT AND ADMINISTRATIVE SERVICES                                  PAGE 11

          Dimensional Fund Advisors Inc. (the "Advisor") provides each Portfolio with administrative services and also serves as investment advisor to each Series of the Trust. PFPC Inc. ("PFPC") provides the Portfolios and the Series with certain accounting, transfer agency and other services. RWBAS serves as client service agent to each Portfolio. (See "MANAGEMENT OF THE PORTFOLIOS.")


DIVIDEND POLICY                                                         PAGE 13

          The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. Each of the Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


PURCHASE, VALUATION AND REDEMPTION OF SHARES                            PAGE 14

          The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the Exchange is open for business. The value of a Portfolio's shares will fluctuate in relation to the investment experience of its corresponding Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*

ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
          Management Fee                                              0.10%
          Administration Fee                                          0.01%
          Other Expenses                                              0.29%
          Total Operating Expenses                                    0.40%

     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
          Management Fee                                              0.15%
          Administration Fee                                          0.01%
          Other Expenses                                              0.22%
          Total Operating Expenses                                    0.38%

     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
          Management Fee                                              0.15%
          Administration Fee                                          0.01%
          Other Expenses                                              0.24%
          Total Operating Expenses                                    0.40%

     *MOST SHARES OF THE PORTFOLIOS THAT WILL BE PURCHASED THROUGH OMNIBUS ACCOUNTS MAINTAINED BY SECURITIES FIRMS MAY BE SUBJECT TO A SERVICE FEE OR COMMISSION ON SUCH PURCHASES.

     **The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio, and also includes a client services fee of 0.09% payable by the RWB/DFA U.S. High Book to Market Portfolio to RWBAS. A client services fee of 0.03% is also payable by the Fixed Income Portfolios to RWBAS; however, RWBAS has agreed to waive its fee through December 31, 1996. Absent such waiver by RWBAS, the estimated annualized ratio of expenses to average net assets for the fiscal year ending November 30, 1996 is 0.41% for RWB/DFA Two-Year Corporate Fixed Income Portfolio and 0.43% for RWB/DFA Two-Year Government Portfolio.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


                                     1 Year    3 Years   5 Years   10 Years
                                     ------    ------    ------    --------
RWB/DFA U.S. High Book to Market
  Portfolio                            $4        $13       n/a        n/a

RWB/DFA Two-Year Corporate
  Fixed Income Portfolio               $4        $12       n/a        n/a

RWB/DFA Two-Year Government
  Portfolio                            $4        $13       n/a        n/a


          The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

          The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the corresponding Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if each Portfolio were to have invested directly in the securities held by its corresponding Series. The aggregate amount of expenses for a Portfolio and the corresponding Trust Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Portfolios and their corresponding Series are expected to be less over time than such ratios would have been if the Portfolios would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Series, including the corresponding Portfolio, will pay its proportionate share of the expenses of the Series.

          The Portfolios are new and, therefore, their expenses included in the table are the estimated annualized expenses that are expected to be incurred through the fiscal period ending November 30, 1996; and the above example is based on estimated expenses for the current and next two fiscal years and does not extend those estimates over five and ten-year periods. The estimated expenses with respect to the RWB/DFA U.S. High Book to Market Portfolio take into account the actual expenses of the Large Cap Value Series for the fiscal year ended November 30, 1995.


               SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE

          Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940, that issues Series having the same investment objective as each of the Portfolios. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of a Series of the Trust may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of a Portfolio will receive written notice thirty days prior to any change in the investment objective of its corresponding Trust Series.

          This prospectus describes the investment objective, policies and restrictions of each Portfolio and its corresponding Series. (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES" and "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolios.

          The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, a Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Portfolio could have effective voting control over the operation of the Series.

          Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series corresponding to the RWB/DFA U.S. High Book to Market Portfolio and RWB/DFA Two-Year Corporate Fixed Income Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to these Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described below under "Dividends, Capital Gains Distributions and Taxes."

          Finally, the Portfolios' investment in the shares of a registered investment company such as the Trust is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -
                        INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

          The investment objective of the RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which has the same investment objective and policies as the Portfolio. The Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies with shares that have a high book value in relation to their market value (a "book to market ratio"). A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below under "Portfolio Structure," will be considered eligible for investment. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE. In addition, the Large Cap Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Large Cap Value Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE

          The Large Cap Value Series will operate as a "diversified" investment company. Further, the Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, including short-term repurchase agreements. The Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

          The Large Cap Value Series will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

          Deviation from strict market capitalization weighing will also occur because the Large Cap Value Series intends to purchase round lots only. In order to retain sufficient liquidity, the relative amount of any security held by the Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighing would otherwise require. A portion, but generally not in excess of 20%, of the Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighing. The Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighing would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighing, they would ordinarily be made in anticipation of further growth of the assets of the Large Cap Value Series. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Large Cap Value Series as additional cash becomes available to it. However, the Portfolio and the Large Cap Value Series each has retained the right to borrow to make redemption payments and are also authorized to redeem their shares in kind. (See "REDEMPTION OF SHARES.")

          Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Large Cap Value Series. Additional investments will not be made in securities of issuers which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighing and such deviation could be substantial if a significant amount of the Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization weighing may occur if the Large Cap Value Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

          It is management's belief that the stocks of large U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Large Cap Value Series.

          The Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Large Cap Value Series do pay dividends. It is anticipated, therefore, that the Large Cap Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

          The Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

          Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Advisor may, from time to time, sell portfolio securities when, in its opinion, such action is necessary to pay redemptions in cash. However, the Large Cap Value Series and the Portfolio are authorized to borrow in order to pay redemptions in cash. The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Large Cap Value Series. In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rate is not expected to exceed 25%.


          INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

          The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing the assets of the Portfolio in the Two-Year Corporate Fixed Income Series. The Two-Year Corporate Fixed Income Series has the same investment objective and policies as the Portfolio. The Two-Year Corporate Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. It is the Two-Year Corporate Fixed Income Series' policy to acquire obligations which mature within two years from the date of settlement. The Two-Year Corporate Fixed Income Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.")

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

          The investment objective of the RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with the preservation of capital. This objective will be pursued by investing the assets of the Portfolio in the Two-Year Government Series. The Two-Year Government Series has the same investment objective and policies as the Portfolio. Generally, the Two-Year Government Series will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Two-Year U.S. Government Series will also acquire repurchase agreements.

DESCRIPTION OF INVESTMENTS

          The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

                                                         Permissible
                                                         categories
                                                         ----------
     RWB/DFA Two-Year Corporate Fixed Income Portfolio       1-7
     RWB/DFA Two-Year Government Portfolio                   1, 2, 6


          1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

          2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

          3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

          4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

          5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

          6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

          7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENTS IN THE BANKING INDUSTRY

          The Two-Year Corporate Fixed Income Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Two-Year Corporate Fixed Income Series, which can only be changed by a vote of the shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. The RWB/DFA Two-Year Corporate Fixed Income Portfolio has the same fundamental policy, which can only be changed by a vote of the Portfolio's shareholders, except that the Portfolio's policy does not apply to the extent that all or substantially all of its net assets are invested in the Two-Year Corporate Fixed Income Series. When investment in such obligations exceeds 25% of the total net assets of the Two-Year Corporate Fixed Income Series, the Series will be considered to be concentrating its investments in the banking industry.

          The types of bank and bank holding company obligations in which the Two-Year Corporate Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Series' established credit rating criteria as stated under "Description of Investments." In addition, the Two-Year Corporate Fixed Income Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

          The Two-Year Corporate Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return for holding securities having maturities of longer than one month compared to securities having a maturity of one month.
The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Two-Year Corporate Fixed Income Series will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.

          The Two-Year Corporate Fixed Income Series and the Two-Year Government Series are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Two-Year Corporate Fixed Income Series could be 0% to 200%, and the Two-Year Government Series could be 100% to 500%. While the Two-Year Corporate Fixed Income Series and Two-Year Government Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the Two-Year Corporate Fixed Income Series or the Two-Year Government Series will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

                                SECURITIES LOANS

          The Portfolios and the corresponding Series of the Trust are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Portfolio will only hold shares of its corresponding Series, the Portfolios do not intend to lend those shares. While a Series may earn additional income from lending securities, such activity is incidental to a Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.



                                  RISK FACTORS

FOREIGN SECURITIES

          The Two-Year Corporate Fixed Income Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Two-Year Corporate Fixed Income Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The Two-Year Corporate Fixed Income Series may also invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.

BORROWING

          Each Portfolio and each corresponding Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets from banks as a temporary measure for extraordinary or emergency purposes. When advantageous opportunities to do so exist, each Portfolio and each Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and, in such circumstances, the net asset value of the Series or Portfolio may increase or decrease at a greater rate than would be the case if the Series or Portfolio had not leveraged. The interest payable on the amount borrowed would increase the Series' or Portfolios' expenses and if the appreciation and income produced by the investments purchased when the Series or Portfolios has borrowed are less than the cost of borrowing, the investment performance of each Series or Portfolio will be reduced as a result of leveraging.

PORTFOLIO STRATEGY

          The method employed by the Advisor to manage the Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

          The Large Cap Value Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

          These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Large Cap Value Series and the prices of such futures contracts and options and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depends on the direction of securities prices, interest rates and other economic factors and the loss from investing in futures transactions is potentially unlimited.

BANKING INDUSTRY CONCENTRATION

          Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of the riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the Two-Year Corporate Fixed Income Series (and thus, the RWB/DFA Two-Year Corporate Fixed Income Portfolio) than might occur in a less concentrated portfolio.

REPURCHASE AGREEMENTS

          Each Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreements. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.


                          MANAGEMENT OF THE PORTFOLIOS

          Dimensional Fund Advisors Inc. serves as investment advisor to each Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Series with a trading department and selects brokers and dealers to effect securities transactions.

          Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. The Large Cap Value Series, for the fiscal year ended November 30, 1995, paid an investment management fee to the Advisor equal to
 .10% of its average net assets on an annual basis. Pursuant to the investment management agreements between the Advisor and the Series, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series pay an investment management fee equal to .15%, respectively, of the average net assets of the Series on an annual basis.

          Each Portfolio and Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only a Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC, the dividend disbursing and accounting services agent of the Fund.

          The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $12.5 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 64% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.

          The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

          The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For these administrative services, each Portfolio pays the Advisor a monthly fee which, on an annual basis, equals .01% of the average daily net assets of each Portfolio.

          PFPC serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodian and dividend disbursing agent. For its services, the RWB/DFA U.S. High Book to Market Portfolio and RWB/DFA Two-Year Corporate Fixed Income Portfolio each pay PFPC a monthly fee of $1,000 and RWB/DFA Two-Year Government Portfolio pays a monthly fee of $2,600.

CLIENT SERVICE AGENT

          Pursuant to a Client Service Agent Agreement with each Portfolio, RWBAS performs various services for the Portfolios, including establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the Board of Directors may reasonably request. For its services, each Portfolio pays RWBAS a monthly fee which, on an annual basis, equals .09% of the average daily net assets of the RWB/DFA U.S. High Book to Market Portfolio and .03% of the other Portfolios. RWBAS has agreed to waive its client services fee for the Fixed Income Portfolios through December 31, 1996.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

          Each Portfolio of the Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment quarterly. The three Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year. Each Portfolio of the Fund is treated as a separate corporation for federal tax purposes.

          As noted above, the RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios (collectively the "Corporate Feeder Portfolios") seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of shares of the Trust (collectively "Corporate Series"). The Corporate Series intend to qualify each year as regulated investment companies under the Code.

          A Corporate Feeder Portfolio receives income in the form of income dividends paid by the corresponding Corporate Series. This income, less the expenses incurred in operations, is a Corporate Feeder Portfolio's net investment income from which income dividends are distributed as described above. A Corporate Feeder Portfolio also may receive capital gains distributions from the corresponding Corporate Series and may realize capital gains upon the redemption of the shares of the corresponding Corporate Series. Any net realized capital gains of a Corporate Feeder Portfolio will be distributed as described below.

          As noted above, the RWB/DFA Two-Year Government Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Two-Year Government Series of the Trust. The Two-Year Government Series is classified as a partnership for federal income tax purposes. The RWB/DFA Two-Year Government Portfolio receives a proportionate share of the net investment income and capital gains and losses realized by the Series. This income, less the expenses incurred in operations, is the source from which such Portfolio distributes income and capital gain dividends as described above.

          Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

          Shareholders of all of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless upon written notice to the transfer agent the shareholder selects one of the following options:

          Income Option -               to receive income dividends in cash and
                                        capital gains distributions in
                                        additional shares at net asset value.

          Capital Gains Option -        to receive capital gains distributions
                                        in cash and income dividends in
                                        additional shares at net asset value.

          Cash Option -                 to receive both income dividends and
                                        capital gains distributions in cash.

          Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

          The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios of the Fund. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

          Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios' distributions will be eligible for the dividends received deduction for corporations. The portion of dividends paid by the RWB/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends on the Portfolio's pro rata share of the aggregate qualifying dividend income received by its corresponding Series from domestic (U.S.) sources.

          In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

          A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

          The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                               PURCHASE OF SHARES

          Only clients of RWBAS are eligible to purchase shares of the Portfolios. Investors should first contact RWBAS at (800) 366-7266, ext. 124, to notify RWBAS of the proposed investment.

          Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of RWBAS may also be subject to investment advisory fees under their own arrangements with RWBAS.

IN KIND PURCHASES

          If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Series or otherwise represented in the Series' portfolios as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

          The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series corresponding to the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.

          A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of stockholders. Certificates for fractional shares, however, will not be issued.


                               VALUATION OF SHARES

          The net asset value per share of each Portfolio and corresponding Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series or Portfolio. The value of a Portfolio's shares will fluctuate in relation to the investment experience of the corresponding Series. Securities held by a Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Large Cap Value Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

          The value of the shares of the Fixed Income Portfolios, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Two-Year Corporate Fixed Income Series and the Two-Year Government Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

          Provided that RWBAS has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

          The public offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received by PFPC; no sales charge is imposed. Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and their corresponding Series. Any such charges will be described in the prospectus.


                                  DISTRIBUTION

          The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                               EXCHANGE OF SHARES

          An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting RWBAS and completing the documentation required by RWBAS.

          Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact RWBAS for a list of those portfolios of DFAIDG that accept exchanges.

          The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

          The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired are registered in the investor's state of residence.

          There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

          An investor who desires to redeem shares of a Portfolio must furnish a redemption request to RWBAS in the form required by RWBAS. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.

          Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


                               GENERAL INFORMATION

          The Portfolios and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

          The Fund was incorporated under Maryland law on March 19, 1990. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Portfolio in a Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

          Whenever a Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.

          Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CLIENT SERVICE AGENT
Reinhardt Werba Bowen Advisory Services
1190 Saratoga Avenue, Suite 200
San Jose, CA 95129
Tel. No. (800) 366-7266

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113

ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DIMENSIONAL INVESTMENT GROUP INC.

                                SUPPLEMENT DATED
                             DECEMBER 6, 1996 TO THE
                     STATEMENT OF ADDITIONAL INFORMATION OF

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                      RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                             DATED FEBRUARY 28, 1996


     THE FOLLOWING IS INSERTED AS THE FIRST PARAGRAPH UNDER THE CAPTION HEADING "CALCULATION OF PERFORMANCE DATA"

     Following are quotations of the annualized percentage total returns for each Portfolio for the period from June 7, 1996 (date of commencement of operations) through September 30, 1996, using the standardized method of calculation required by the SEC:

          RWB/DFA U.S. High Book to Market Portfolio (9.79)%
          RWB/DFA Two-Year Corporate Fixed Income Portfolio 9.18%
          RWB/DFA Two-Year Government Portfolio 8.31%

--------------------------------------------------------------------------------

     THE FOLLOWING IS INSERTED AT THE END OF THIS STATEMENT OF ADDITIONAL
INFORMATION:

                              FINANCIAL STATEMENTS

     The unaudited financial statements for the period from June 7, 1996 (date of commencement of operations) through September 30, 1996 of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio and their corresponding Trust Series are set forth on the following pages.

                        DIMENSIONAL INVESTMENT GROUP INC.



                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO








                         PERIOD ENDED SEPTEMBER 30, 1996
                                   (UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.
                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                         PERIOD ENDED SEPTEMBER 30, 1996
                                   (UNAUDITED)


                                TABLE OF CONTENTS


                                                                         PAGE
                                                                        ------
DIMENSIONAL INVESTMENT GROUP INC.
     Statement of Assets and Liabilities . . . . . . . . . . . .            1
     Statement of Operations . . . . . . . . . . . . . . . . . .            2
     Statement of Changes in Net Assets. . . . . . . . . . . . .            3
     Financial Highlights. . . . . . . . . . . . . . . . . . . .            4
     Notes to Financial Statements . . . . . . . . . . . . . . .          5-6


THE DFA INVESTMENT TRUST COMPANY  -  THE U.S. LARGE CAP VALUE SERIES
     Statement of Net Assets . . . . . . . . . . . . . . . . . .         7-12
     Statement of Operations . . . . . . . . . . . . . . . . . .           13
     Statements of Changes in Net Assets . . . . . . . . . . . .           14
     Financial Highlights. . . . . . . . . . . . . . . . . . . .           15
     Notes to Financial Statements . . . . . . . . . . . . . . .        16-17





This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1996
                                   (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:

     Investment in The U.S. Large Cap Value Series
     of The DFA Investment Trust Company
      (1,700,787 Shares, Cost $  23,592) at Value. . . . . .       $    23,948
     Prepaid Expenses and Other Assets . . . . . . . . . . .                31
                                                                   -----------
          Total Assets . . . . . . . . . . . . . . . . . . .            23,979
                                                                   -----------
LIABILITIES:
     Accrued Expenses. . . . . . . . . . . . . . . . . . . .                15
                                                                   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .       $    23,964
                                                                   -----------
                                                                   -----------
SHARES OUTSTANDING, $.01 PAR VALUE
 (Authorized 100,000,000). . . . . . . . . . . . . . . . . .         2,462,694
                                                                   -----------
                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE . .       $      9.73
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
Paid-In Capital. . . . . . . . . . . . . . . . . . . . . . .       $    23,588
Undistributed Net Investment Income. . . . . . . . . . . . .                21
Accumulated Net Realized Loss. . . . . . . . . . . . . . . .                (1)
Unrealized Appreciation of Investment Securities . . . . . .               356
                                                                   -----------
     Total Net Assets. . . . . . . . . . . . . . . . . . . .       $    23,964
                                                                   -----------
                                                                   -----------



                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             STATEMENT OF OPERATIONS

                           FOR THE PERIOD JUNE 7, 1996
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 1996
                                   (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)


INVESTMENT INCOME
  Income Distributions Received. . . . . . . . . . . . . . .       $       114
                                                                   -----------
EXPENSES
  Administrative Services. . . . . . . . . . . . . . . . . .                 1
  Accounting & Transfer Agent Fees . . . . . . . . . . . . .                 6
  Shareholder Services . . . . . . . . . . . . . . . . . . .                 3
  Legal Fees . . . . . . . . . . . . . . . . . . . . . . . .                 2
  Audit Fees . . . . . . . . . . . . . . . . . . . . . . . .                 1
  Filing Fees. . . . . . . . . . . . . . . . . . . . . . . .                 4
  Shareholders' Reports. . . . . . . . . . . . . . . . . . .                 8
  Directors' Fees and Expenses . . . . . . . . . . . . . . .                 1
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
                                                                   -----------
     Total Expenses. . . . . . . . . . . . . . . . . . . . .                28
                                                                   -----------
  NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .                86
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities . . . . . . . . .                (1)

Change in Unrealized Appreciation (Depreciation)
  of Investment Securities . . . . . . . . . . . . . . . . .               356
                                                                   -----------
  NET GAIN ON INVESTMENT SECURITIES. . . . . . . . . . . . .               355
                                                                   -----------
NET INCREASE IN  NET ASSETS RESULTING FROM OPERATIONS. . . .       $       441
                                                                   -----------
                                                                   -----------



                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                           FOR THE PERIOD JUNE 7, 1996
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 1996
                                   (UNAUDITED)


                             (AMOUNTS IN THOUSANDS)


INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income . . . . . . . . . . . . . . . . . .       $        86
   Net Realized Loss on Investment Securities. . . . . . . .                (1)
   Change in Unrealized Appreciation
   (Depreciation) of Investment Securities . . . . . . . . .               356
                                                                   -----------

Net Increase in Net
   Assets Resulting from Operations. . . . . . . . . . . . .               441
                                                                   -----------
Distributions From:
Net Investment Income. . . . . . . . . . . . . . . . . . . .               (65)
                                                                   -----------
Capital Share Transactions (1):
Shares Issued. . . . . . . . . . . . . . . . . . . . . . . .            23,796
Shares Issued in Lieu of Cash Distributions. . . . . . . . .                55
Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . .              (263)
                                                                   -----------
Net Increase From Capital Share Transactions . . . . . . . .            23,588
                                                                   -----------

   Total Increase. . . . . . . . . . . . . . . . . . . . . .            23,964

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . .                 -
                                                                   -----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . .       $    23,964
                                                                   -----------
                                                                   -----------

(1)  SHARES ISSUED AND REDEEMED:
Shares Issued. . . . . . . . . . . . . . . . . . . . . . . .             2,484
Shares Issued in Lieu of Cash Distributions. . . . . . . . .                 6
Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . .               (27)
                                                                   -----------
                                                                         2,463
                                                                   -----------
                                                                   -----------


                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                           FOR THE PERIOD JUNE 7, 1996
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 1996
                                   (UNAUDITED)

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Net Asset Value, Beginning of Period . . . . . . . . . . . .       $   10.00
                                                                   ---------

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . .            0.04
     Net Gains (Losses) on Securities
     (Realized and Unrealized) . . . . . . . . . . . . . . .           (0.28)
                                                                   ---------

     Total from Investment Operations. . . . . . . . . . . .           (0.24)
                                                                   ---------


LESS DISTRIBUTIONS
     Net Investment Income . . . . . . . . . . . . . . . . .           (0.03)
                                                                   ---------

     Net Asset Value, End of Period. . . . . . . . . . . . .       $    9.73
                                                                   ---------
                                                                   ---------


Total Return . . . . . . . . . . . . . . . . . . . . . . . .          (2.37%)#

Net Assets, End of Period (thousands). . . . . . . . . . . .       $  23,964
Ratio of Expenses to Average Net Assets (1). . . . . . . . .          1.00%*(a)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .          2.37%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . .             N/A
Average Commission Rate. . . . . . . . . . . . . . . . . . .             N/A

----------------------------------------

*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A  Refer to the respective Master Fund Series.


                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.   ORGANIZATION:

     At September 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of RWB/DFA U.S. High Book to Market Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At September 30, 1996, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

     3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.   INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended September 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .09% of the average net assets of the Portfolio.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.   INVESTMENTS:

     At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):


Gross Unrealized Appreciation. . . . . . . . . . . . . . . .    $  356
Gross Unrealized Depreciation. . . . . . . . . . . . . . . .         -
                                                                ------
Net. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  356
                                                                ------
                                                                ------

                        THE DFA INVESTMENT TRUST COMPANY
                             STATEMENT OF NET ASSETS
                         THE U.S. LARGE CAP VALUE SERIES

                               SEPTEMBER 30, 1996

                                   (UNAUDITED)

                                                          Shares             Value+
                                                          ------             ------
COMMON STOCKS - (99.4%)
   AK Steel Holding Corp.. . . . . . . . . . . . .         22,300        $    914,300
  *AMR Corp. . . . . . . . . . . . . . . . . . . .         91,000           7,245,875
  *Advanced Micro Devices, Inc.. . . . . . . . . .        241,900           3,568,025
   Aetna, Inc. . . . . . . . . . . . . . . . . . .        197,726          13,914,967
   Ahmanson (H.F.) & Co. . . . . . . . . . . . . .        162,800           4,558,400
   Albemarle Corp. . . . . . . . . . . . . . . . .         97,500           1,669,688
   Alexander & Baldwin, Inc. . . . . . . . . . . .         60,900           1,499,663
   Alleghany Corp. . . . . . . . . . . . . . . . .          8,432           1,728,560
   Allstate Corp.. . . . . . . . . . . . . . . . .         37,400           1,841,950
  *Alumax, Inc.. . . . . . . . . . . . . . . . . .         62,000           2,077,000
   Ambac, Inc. . . . . . . . . . . . . . . . . . .         47,400           2,642,550
  *Amdahl Corp.. . . . . . . . . . . . . . . . . .        228,333           2,154,893
   Amerada Hess Corp.. . . . . . . . . . . . . . .        126,800           6,704,550
   American General Corp.. . . . . . . . . . . . .        326,500          12,325,375
   American Greetings Corp. Class A. . . . . . . .         14,400             413,100
   American National Insurance Co. . . . . . . . .         18,300           1,253,550
   Apple Computer, Inc.. . . . . . . . . . . . . .        233,400           5,178,563
   Argonaut Group, Inc.. . . . . . . . . . . . . .         32,100             958,988
   Asarco, Inc.. . . . . . . . . . . . . . . . . .         79,900           2,127,338
   Avnet, Inc. . . . . . . . . . . . . . . . . . .         50,600           2,454,100
  *BHC Communications, Inc. Class A. . . . . . . .          7,100             694,025
   Ball Corp.. . . . . . . . . . . . . . . . . . .        112,500           2,756,250
   Bancorp Hawaii, Inc.. . . . . . . . . . . . . .         55,800           2,176,200
   BankAmerica Corp. . . . . . . . . . . . . . . .        272,075          22,344,137
   Bankers Trust New York Corp.. . . . . . . . . .        101,900           8,011,888
   Bear Stearns Companies, Inc.. . . . . . . . . .        169,974           3,951,896
   Berkley (W.R.) Corp.. . . . . . . . . . . . . .         11,000             499,125
  *Bethlehem Steel Corp. . . . . . . . . . . . . .        210,500           2,105,000
  *Beverly Enterprises . . . . . . . . . . . . . .        231,100           2,513,213
   Block Drug Co., Inc. Class A. . . . . . . . . .         15,464             699,746
   Boise Cascade Corp. . . . . . . . . . . . . . .        121,100           4,117,400
   Borg Warner Automotive, Inc.. . . . . . . . . .         27,300             969,150
   Bowater, Inc. . . . . . . . . . . . . . . . . .         52,600           1,998,800
  *Burlington Industries, Inc. . . . . . . . . . .         96,800             955,900
   Burlington Northern Santa Fe Corp.. . . . . . .        208,200          17,566,875
   CIGNA Corp. . . . . . . . . . . . . . . . . . .        107,508          12,887,522
  *CNA Financial Corp. . . . . . . . . . . . . . .         84,700           8,120,613
   CSX Corp. . . . . . . . . . . . . . . . . . . .        262,800          13,271,400
  *Cal Fed Bancorp, Inc. . . . . . . . . . . . . .         58,900           1,369,425
   Centex Corp.. . . . . . . . . . . . . . . . . .         38,400           1,252,800
   Champion International Corp.. . . . . . . . . .        182,000           8,349,250
   Chesapeake Corp.. . . . . . . . . . . . . . . .         15,100             415,250


                                       7

                                                          Shares             Value+
                                                          ------             ------

   Chiquita Brands International, Inc. . . . . . .         39,500        $    483,875
  *Chris-Craft Industries, Inc.. . . . . . . . . .         64,859           2,707,863
   Chrysler Corp.. . . . . . . . . . . . . . . . .      1,197,826          34,287,769
   Cincinnati Financial Corp.. . . . . . . . . . .         72,960           4,204,320
   Citizens Corp.. . . . . . . . . . . . . . . . .         14,000             306,250
   Coca-Cola Enterprises, Inc. . . . . . . . . . .        178,300           8,068,075
   Comdicso, Inc.. . . . . . . . . . . . . . . . .         68,800           1,986,600
   Commerce Bancshares, Inc. . . . . . . . . . . .         48,324           1,890,677
   Commerce Group, Inc.. . . . . . . . . . . . . .         49,600           1,091,200
   Comsat Corp. Series 1 . . . . . . . . . . . . .         86,100           1,948,013
   Conrail, Inc. . . . . . . . . . . . . . . . . .        115,200           8,337,600
   Consolidated Freightways, Inc.. . . . . . . . .         59,700           1,462,650
   Coors (Adolph) Co. Class B. . . . . . . . . . .         80,500           1,765,969
   Countrywide Credit Industries, Inc. . . . . . .        144,200           3,695,125
   Cummins Engine Co., Inc.. . . . . . . . . . . .         55,200           2,173,500
   Cyprus Amax Minerals Co., Inc.. . . . . . . . .        138,900           2,986,350
   Diamond Shamrock, Inc.. . . . . . . . . . . . .         47,600           1,481,550
  *Digital Equipment Corp. . . . . . . . . . . . .        232,500           8,311,875
   Dillard Department Stores, Inc. Class A . . . .        246,700           7,956,075
  *Dime Bancorp, Inc.. . . . . . . . . . . . . . .        140,300           1,876,513
   Enserch Corp. . . . . . . . . . . . . . . . . .         92,800           1,937,200
   Equitable Companies, Inc. . . . . . . . . . . .        150,100           3,865,075
   Equitable of Iowa Companies . . . . . . . . . .         19,100             792,650
  *FHP International Corp. . . . . . . . . . . . .         41,800           1,559,663
   Federal-Mogul Corp. . . . . . . . . . . . . . .         15,500             327,438
  *Federated Department Stores, Inc. . . . . . . .        444,300          14,884,050
   Fiancial Security Assurance Holdings, Ltd.. . .         20,400             601,800
   Fina, Inc. Class A. . . . . . . . . . . . . . .         35,000           1,837,500
   Finova Group, Inc.. . . . . . . . . . . . . . .         36,600           2,196,000
   First Colony Corp.. . . . . . . . . . . . . . .         66,300           2,353,650
   First Hawaiian, Inc.. . . . . . . . . . . . . .         44,100           1,364,344
   First of America Bank Corp. . . . . . . . . . .         25,800           1,357,725
   Florida East Coast Industries, Inc. . . . . . .         11,400             940,500
   Ford Motor Co.. . . . . . . . . . . . . . . . .      1,887,200          58,975,000
  *Fruit of The Loom, Inc. Class A . . . . . . . .         88,600           2,746,600
   GATX Corp.. . . . . . . . . . . . . . . . . . .         27,200           1,271,600
   General Motors Corp.. . . . . . . . . . . . . .      1,284,500          61,656,000
   General Motors Corp. Class H. . . . . . . . . .        137,446           7,937,507
   Georgia-Pacific Corp. . . . . . . . . . . . . .        115,200           9,115,200
   Golden West Financial Corp. . . . . . . . . . .         90,800           5,300,450
   Goodyear Tire & Rubber Co.. . . . . . . . . . .         30,000           1,383,750
  *Grand Casinos, Inc. . . . . . . . . . . . . . .          4,000              59,000
   Great Atlantic & Pacific Tea Co., Inc.. . . . .         51,700           1,337,738


                                       8

                                                          Shares             Value+
                                                          ------             ------

   Great Western Financial Corp. . . . . . . . . .        217,800        $  5,771,700
   Greenpoint Financial Corp.. . . . . . . . . . .         71,600           2,729,750
   Heilig-Meyers Co. . . . . . . . . . . . . . . .         33,900             529,688
   Helmerich & Payne, Inc. . . . . . . . . . . . .         32,000           1,396,000
   Inland Steel Industries, Inc. . . . . . . . . .         90,600           1,619,475
   International Paper Co. . . . . . . . . . . . .        466,000          19,805,000
  *International Speciality Products, Inc. . . . .         71,800             718,000
  #James River Corp. of Virginia . . . . . . . . .        119,500           3,301,188
   K Mart Corp.. . . . . . . . . . . . . . . . . .        813,100           8,334,275
  *Kaiser Aluminum Corp. . . . . . . . . . . . . .         89,000           1,034,625
   LTV Corp. . . . . . . . . . . . . . . . . . . .        147,900           1,719,338
  #Lafarge Corp. . . . . . . . . . . . . . . . . .        126,700           2,359,788
   Lehman Brothers Holdings, Inc.. . . . . . . . .        222,600           5,676,300
   Liberty Corp. . . . . . . . . . . . . . . . . .         22,000             772,750
   Liberty Financial Companies, Inc. . . . . . . .         81,000           2,521,125
   Lincoln National Corp.. . . . . . . . . . . . .        146,650           6,434,269
   Loews Corp. . . . . . . . . . . . . . . . . . .        184,900          14,306,638
   Longs Drug Stores Corp. . . . . . . . . . . . .         14,000             609,000
   Longview Fibre Co.. . . . . . . . . . . . . . .         43,100             678,825
   Louisiana-Pacific Corp. . . . . . . . . . . . .        152,900           3,478,475
   MBIA, Inc.. . . . . . . . . . . . . . . . . . .         58,300           4,999,225
   MCI Communications Corp.. . . . . . . . . . . .        333,400           8,522,538
   Mead Corp.. . . . . . . . . . . . . . . . . . .         72,300           4,238,588
   Mercantile Stores Co., Inc. . . . . . . . . . .         70,012           3,780,648
  *Meyer (Fred), Inc. DE . . . . . . . . . . . . .         35,500           1,175,938
   Mitchell Energy & Development Corp. Class A . .         29,500             556,813
   Mitchell Energy & Development Corp. Class B . .         37,200             730,050
   Morgan (J.P.) & Co., Inc. . . . . . . . . . . .         94,300           8,380,913
   Murphy Oil Corp.. . . . . . . . . . . . . . . .         57,700           2,784,025
  *National Semiconductor Corp.. . . . . . . . . .        254,100           5,113,763
  *Navistar International Corp.. . . . . . . . . .        141,300           1,201,050
  *Nextel Communications Corp. Class A . . . . . .        324,800           5,988,500
   Norfolk Southern Corp.. . . . . . . . . . . . .        158,500          14,482,938
   Occidental Petroleum Corp.. . . . . . . . . . .        449,000          10,495,375
   Ogden Corp. . . . . . . . . . . . . . . . . . .         71,496           1,438,857
   Ohio Casualty Corp. . . . . . . . . . . . . . .         47,800           1,631,175
   Old Republic International Corp.. . . . . . . .        120,850           2,991,038
   Overseas Shipholding Group, Inc.. . . . . . . .         26,400             435,600
   PHH Corp. . . . . . . . . . . . . . . . . . . .         66,000           1,963,500
   Paccar, Inc.. . . . . . . . . . . . . . . . . .         55,300           3,034,588
   Paine Webber Group, Inc.. . . . . . . . . . . .         76,300           1,602,300
   Paul Revere Corp. . . . . . . . . . . . . . . .         62,000           1,689,500
   Pennzoil Co.. . . . . . . . . . . . . . . . . .         34,200           1,808,325


                                       9

                                                          Shares             Value+
                                                          ------             ------

   Phelps Dodge Corp.. . . . . . . . . . . . . . .         91,700        $  5,880,263
   Potlatch Corp.. . . . . . . . . . . . . . . . .         39,700           1,538,375
   Providian Corp. . . . . . . . . . . . . . . . .        214,500           9,223,500
   Pulte Corp. . . . . . . . . . . . . . . . . . .         35,700             914,813
 *#Quantum Corp. . . . . . . . . . . . . . . . . .         68,400           1,201,275
   RJR Nabisco Holdings Corp.. . . . . . . . . . .        488,080          12,690,080
   Rayonier, Inc.. . . . . . . . . . . . . . . . .         40,000           1,590,000
   Reliance Group Holdings, Inc. . . . . . . . . .        104,800             812,200
   Republic New York Corp. . . . . . . . . . . . .         64,900           4,486,213
   Reynolds Metals Co. . . . . . . . . . . . . . .         88,000           4,499,000
   Ryder System, Inc.. . . . . . . . . . . . . . .        112,400           3,329,850
   Safeco Corp.. . . . . . . . . . . . . . . . . .        173,900           6,064,763
   Saint Paul Companies, Inc.. . . . . . . . . . .        118,100           6,554,550
   Salomon, Inc. . . . . . . . . . . . . . . . . .        219,800          10,028,375
   Sensormatic Electronics Corp. . . . . . . . . .         85,000           1,519,375
   Signet Banking Corp.. . . . . . . . . . . . . .        113,000           3,022,750
   Smiths Food & Drug Centers, Inc. Class B. . . .          7,469             197,929
   Southern New England Telecommunications Corp. .         42,800           1,578,250
   Springs Industries, Inc. Class A. . . . . . . .         27,000           1,201,500
   St. Joe Corp. . . . . . . . . . . . . . . . . .         35,000           2,231,250
   Standard Federal Bancorporation, Inc. . . . . .         15,100             690,825
   Stone Container Corp. . . . . . . . . . . . . .        237,400           3,709,375
  *Storage Technology Corp.. . . . . . . . . . . .         61,100           2,314,163
   Sun Company, Inc. . . . . . . . . . . . . . . .         64,080           1,473,840
   TIG Holdings, Inc.. . . . . . . . . . . . . . .         75,300           2,259,000
  *Tandem Computers, Inc.. . . . . . . . . . . . .        167,300           1,798,475
   Tecumseh Products Co. Class A . . . . . . . . .         20,300           1,106,350
   Tecumseh Products Co. Class B . . . . . . . . .          5,700             292,838
   Telephone & Data Systems, Inc.. . . . . . . . .         62,500           2,515,625
   Temple-Inland, Inc. . . . . . . . . . . . . . .         76,700           4,045,925
   Terra Industries, Inc.. . . . . . . . . . . . .         26,300             391,213
   Textron, Inc. . . . . . . . . . . . . . . . . .         37,500           3,187,500
   Timken Co.. . . . . . . . . . . . . . . . . . .         43,200           1,695,600
   Transamerica Corp.. . . . . . . . . . . . . . .         93,400           6,526,325
   Tyson Foods, Inc. Class A . . . . . . . . . . .        113,500           3,036,125
   UMB Financial Corp. . . . . . . . . . . . . . .         27,030           1,047,413
  *USAir Group, Inc. . . . . . . . . . . . . . . .         12,300             202,950
   USF&G Corp. . . . . . . . . . . . . . . . . . .        198,100           3,664,850
   USLIFE Corp.. . . . . . . . . . . . . . . . . .         72,100           2,163,000
   USX-Marathon Group, Inc.. . . . . . . . . . . .        398,250           8,612,156
   USX-US Steel Group. . . . . . . . . . . . . . .        157,400           4,485,900
   Union Camp Corp.. . . . . . . . . . . . . . . .         95,300           4,657,788
  #Union Pacific Corp. . . . . . . . . . . . . . .        273,200          20,011,900


                                       10

                                                          Shares             Value+
                                                          ------             ------

   Unionbancal Corp. . . . . . . . . . . . . . . .         46,200        $  2,275,350
  *Unisys Corp.. . . . . . . . . . . . . . . . . .        218,000           1,335,250
  *United States Cellular Corp.. . . . . . . . . .         70,000           2,117,500
  #Unitrin, Inc. . . . . . . . . . . . . . . . . .         51,900           2,543,100
   Valero Energy Corp. . . . . . . . . . . . . . .         81,100           1,774,063
   Valhi, Inc. . . . . . . . . . . . . . . . . . .         80,100             480,600
  *Value Health, Inc.. . . . . . . . . . . . . . .         82,700           1,550,625
  *Vishay Intertechnology, Inc.. . . . . . . . . .         70,300           1,625,688
   Washington Mutual, Inc. . . . . . . . . . . . .         95,200           3,552,150
   Wellman, Inc. . . . . . . . . . . . . . . . . .         44,600             780,500
   Wesco Financial Corp. . . . . . . . . . . . . .          8,500           1,479,000
   Westvaco Corp.. . . . . . . . . . . . . . . . .        142,950           4,234,894
   Weyerhaeuser Co.. . . . . . . . . . . . . . . .        124,000           5,719,500
   Wheelabrator Technologies, Inc. . . . . . . . .         58,100             886,025
  *Woolworth Corp. . . . . . . . . . . . . . . . .        158,500           3,269,063
   Zurich Reinsurance Centre Holdings, Inc.. . . .         34,300           1,076,163
                                                                         ------------
TOTAL COMMON STOCKS (Cost $766,071,364). . . . . .                        839,073,963
                                                                         ------------

                                                                     Face
                                                                    Amount
                                                                     (000)
                                                                    ------
TEMPORARY CASH INVESTMENTS - (0.4%)
   Repurchase Agreement, PNC Securities Corp. 5.40%,
    10/01/96 (Collateralized by U.S. Treasury Notes
    6.00%, 08/31/97)  (Cost $3,981,000). . . . . . . . . . .    $     3,981      3,981,000
                                                                              ------------
TOTAL INVESTMENTS - (99.8%) (Cost $770,052,364). . . . . . .                   843,054,963
                                                                              ------------
OTHER ASSETS AND LIABILITIES - (0.2%)
  Other Assets . . . . . . . . . . . . . . . . . . . . . . .                     1,723,827
  Payable for Investment Securities Purchased. . . . . . . .                      (107,125)
  Other Liabilities. . . . . . . . . . . . . . . . . . . . .                      (145,010)
                                                                              ------------
                                                                                 1,471,692
                                                                              ------------
NET ASSETS - (100.0%) Applicable to 59,977,799
Outstanding $.01 Par Value Shares (Unlimited
Number of Shares Authorized) . . . . . . . . . . . . . . . .                  $844,526,655
                                                                              ------------
                                                                              ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE . .                  $      14.08
                                                                              ------------
                                                                              ------------

--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                             STATEMENT OF OPERATIONS

                   FOR THE TEN MONTHS ENDED SEPTEMBER 30, 1996
                                   (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)



INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .        $13,844
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .            624
  Income From Securities Lending . . . . . . . . . . . . . .             17
                                                                    -------
     Total Investment Income . . . . . . . . . . . . . . . .         14,485
                                                                    -------

EXPENSES
  Investment Advisory Services . . . . . . . . . . . . . . .            547
  Accounting & Transfer Agent Fees . . . . . . . . . . . . .            358
  Custodian's Fee. . . . . . . . . . . . . . . . . . . . . .             99
  Legal Fees . . . . . . . . . . . . . . . . . . . . . . . .              8
  Audit Fees . . . . . . . . . . . . . . . . . . . . . . . .             17
  Shareholders' Reports. . . . . . . . . . . . . . . . . . .             11
  Trustees' Fees and Expenses. . . . . . . . . . . . . . . .              5
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . .             20
                                                                    -------

     Total Expenses. . . . . . . . . . . . . . . . . . . . .          1,065
                                                                    -------

     NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .         13,420
                                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities . . . . . . . . .         36,475

Change in Unrealized Appreciation (Depreciation)
  of Investment Securities . . . . . . . . . . . . . . . . .          8,341
                                                                    -------

  NET GAIN ON INVESTMENT SECURITIES. . . . . . . . . . . . .         44,816
                                                                    -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .        $58,236
                                                                    -------
                                                                    -------



                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                             TEN MONTHS        YEAR
                                                                ENDED          ENDED
                                                              SEPT. 30,      NOV. 30,
                                                                 1996          1995
                                                             -----------    ----------
                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income. . . . . . . . . . . . . . . .        $ 13,420       $  8,688
  Net Realized Gain on Investment Securities . . . . .          36,475         21,645
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities  . . . . .           8,341         68,474
                                                              --------       --------
        Net Increase in Net Assets
          Resulting from Operations. . . . . . . . . .          58,236         98,807
                                                              --------       --------

Distributions From:
  Net Investment Income. . . . . . . . . . . . . . . .         (12,171)        (8,440)
  Net Realized Gains . . . . . . . . . . . . . . . . .         (11,101)        (5,278)
                                                              --------       --------
        Total Distributions. . . . . . . . . . . . . .         (23,272)       (13,718)
                                                              --------       --------

Capital Share Transactions (1):
  Shares Issued. . . . . . . . . . . . . . . . . . . .         415,213        209,434
  Shares Issued in Lieu of Cash Distributions. . . . .          21,511         11,274
  Shares Redeemed. . . . . . . . . . . . . . . . . . .         (50,188)       (81,618)
                                                              --------       --------
        Net Increase From Capital Share Transactions .         386,536        139,090
                                                              --------       --------

        Total Increase . . . . . . . . . . . . . . . .         421,500        224,179

NET ASSETS
  Beginning of Period. . . . . . . . . . . . . . . . .         423,027        198,848
                                                              --------       --------
  End of Period. . . . . . . . . . . . . . . . . . . .        $844,527       $423,027
                                                              --------       --------
                                                              --------       --------

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued. . . . . . . . . . . . . . . . . . . .          30,170         18,580
  Shares Issued in Lieu of Cash Distributions. . . . .           1,646          1,049
  Shares Redeemed. . . . . . . . . . . . . . . . . . .          (3,663)        (7,857)
                                                              --------       --------
                                                                28,153         11,772
                                                              --------       --------
                                                              --------       --------




                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    TEN MONTHS         YEAR           YEAR          FEB. 19
                                                       ENDED           ENDED          ENDED           TO
                                                     SEPT. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                       1996            1995           1994           1993
                                                     ---------       --------       --------       --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period . . . . . . .  $  13.29       $   9.92       $  10.59        $ 10.00
                                                    --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income .. . . . . . . . . . . .      0.26           0.32           0.33           0.20
    Net Gains (Losses) on Securities
      (Realized and Unrealized). . . . . . . . . .      1.12           3.53          (0.65)          0.58
                                                    --------       --------       --------        -------

    Total from Investment Operations . . . . . . .      1.38           3.85          (0.32)          0.78
                                                    --------       --------       --------        -------


LESS DISTRIBUTIONS
    Net Investment Income. . . . . . . . . . . . .     (0.25)         (0.31)         (0.35)         (0.18)
    Net Realized Gains . . . . . . . . . . . . . .     (0.34)         (0.17)             -          (0.01)
                                                    --------       --------       --------        -------

    Total Distributions. . . . . . . . . . . . . .     (0.59)         (0.48)         (0.35)         (0.19)
                                                    --------       --------       --------        -------


Net Asset Value, End of Period . . . . . . . . . .  $  14.08       $  13.29       $   9.92        $ 10.59
                                                    --------       --------       --------        -------
                                                    --------       --------       --------        -------

Total Return . . . . . . . . . . . . . . . . . . .     10.63%#        39.26%        (3.13)%          7.79%#

Net Assets, End of Period (thousands). . . . . . .  $844,527       $423,027       $198,848        $90,271
Ratio of Expenses to Average Net Assets. . . . . .      0.20%*         0.21%          0.22%          0.23%*
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . . .      2.46%*         2.84%          3.72%          3.75%*
Portfolio Turnover Rate. . . . . . . . . . . . . .     19.54%*        29.41%         39.33%          0.75%*
Average Commission Rate (1). . . . . . . . . . . .  $ 0.0500            N/A            N/A            N/A


--------------------
*Annualized

#Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.



                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The U.S. Large Cap Value Series (the "Series").

     RWB/DFA U.S. High Book to Market Portfolio invests solely in the Series. The Series also issues its shares to other investors.


B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of securities for which no quotations are readily available are determined in good faith at fair value using methods determined by the Board of Directors.

2. Federal Income Taxes: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on September 30, 1996.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the ten months ended September 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.


D.   PURCHASES AND SALES OF SECURITIES:

     For the ten months ended September 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

     Purchases . . . . . . . . . . . . .      $ 476,641
     Sales . . . . . . . . . . . . . . .        102,730

E.   INVESTMENT TRANSACTIONS:

     At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation . . .       $ 88,096
     Gross Unrealized Depreciation . . .        (15,093)
                                               --------
     Net . . . . . . . . . . . . . . . .       $ 73,003
                                               --------
                                               --------

F.   COMPONENTS OF NET ASSETS:

     At September 30, 1996, net assets consisted of (amounts in thousands):

     Paid-In Capital . . . . . . . . . .      $ 733,441
     Undistributed Net Investment
       Income. . . . . . . . . . . . . .          1,644
     Undistributed Net Realized Gain . .         36,439
     Unrealized Appreciation of
       Investment Securities . . . . . .         73,003
                                              ---------
                                              $ 844,527
                                              ---------
                                              ---------

G.   SECURITIES LENDING

     Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $13,999,100 and the related collateral cash, and indemnification received is $14,038,800 at September 30, 1996.

                          DIMENSIONAL INVESTMENT GROUP INC.





                       RWB/DFA TWO-YEAR CORPORATE FIXED INCOME
                                      PORTFOLIO













                           PERIOD ENDED SEPTEMBER 30, 1996
                                     (UNAUDITED)

                          DIMENSIONAL INVESTMENT GROUP INC.
                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                           PERIOD ENDED SEPTEMBER 30, 1996
                                     (UNAUDITED)




                                  TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities. . . . . . . . . . . . . . .          1
    Statement of Operations. . . . . . . . . . . . . . . . . . . . .          2
    Statement of Changes in Net Assets . . . . . . . . . . . . . . .          3
    Financial Highlights . . . . . . . . . . . . . . . . . . . . . .          4
    Notes to Financial Statements. . . . . . . . . . . . . . . . . .        5-6

THE DFA INVESTMENT TRUST COMPANY - THE DFA TWO-YEAR CORPORATE
  FIXED INCOME SERIES
    Statement of Net Assets. . . . . . . . . . . . . . . . . . . . .        7-9
    Statement of Operations. . . . . . . . . . . . . . . . . . . . .         10
    Statement of Changes in Net Assets . . . . . . . . . . . . . . .         11
    Financial Highlights . . . . . . . . . . . . . . . . . . . . . .         12
    Notes to Financial Statements. . . . . . . . . . . . . . . . . .      13-14



This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                          DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                         STATEMENT OF ASSETS AND LIABILITIES

                                  SEPTEMBER 30, 1996
                                     (UNAUDITED)
                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)


ASSETS:

    Investment in The DFA Two-Year Corporate Fixed Income
     Series of The DFA Investment Trust Company
      (11,651,888 Shares  Cost $ 116,623) at Value . . . . . . .   $    117,501
    Prepaid Expenses and Other Assets. . . . . . . . . . . . . .             39
                                                                    -----------

         Total Assets. . . . . . . . . . . . . . . . . . . . . .        117,540
                                                                    -----------

LIABILITIES:
    Accrued Expenses . . . . . . . . . . . . . . . . . . . . . .             14
                                                                    -----------

NET ASSETS   . . . . . . . . . . . . . . . . . . . . . . . . . .   $    117,526
                                                                    -----------
                                                                    -----------

SHARES OUTSTANDING, $.01 PAR VALUE
 (Authorized 100,000,000). . . . . . . . . . . . . . . . . . . .     11,652,663
                                                                    -----------
                                                                    -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE . . . .   $      10.09
                                                                    -----------
                                                                    -----------

NET ASSETS CONSIST OF:

    Paid-In Capital. . . . . . . . . . . . . . . . . . . . . . .   $    116,632
    Undistributed Net Investment Income. . . . . . . . . . . . .             17
    Accumulated Net Realized Loss. . . . . . . . . . . . . . . .             (1)
    Unrealized Appreciation of Investment Securities . . . . . .            878
                                                                    -----------
         Total Net Assets. . . . . . . . . . . . . . . . . . . .   $    117,526
                                                                    -----------
                                                                    -----------

                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                               STATEMENT OF OPERATIONS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)


INVESTMENT INCOME
    Income Distributions Received. . . . . . . . . . . . . . . . . .  $  1,481
                                                                       -------

EXPENSES
    Administrative Services. . . . . . . . . . . . . . . . . . . . .         3
    Accounting & Transfer Agent Fees . . . . . . . . . . . . . . . .         6
    Shareholder Services . . . . . . . . . . . . . . . . . . . . . .        10
    Legal Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .         2
    Audit Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .         1
    Filing Fees. . . . . . . . . . . . . . . . . . . . . . . . . . .         4
    Shareholders' Reports. . . . . . . . . . . . . . . . . . . . . .         8
    Directors' Fees and Expenses . . . . . . . . . . . . . . . . . .         1
    Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3
                                                                       -------

         Total Expenses. . . . . . . . . . . . . . . . . . . . . . .        38


    Less: Fees Waived and Expenses Reimbursed. . . . . . . . . . . .       (10)
                                                                       -------

    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .        28
                                                                       -------

    NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     1,453
                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities . . . . . . . . . . . . .        (1)

Change in Unrealized Appreciation (Depreciation)
    of Investment Securities . . . . . . . . . . . . . . . . . . . .       878
                                                                       -------

    NET GAIN ON INVESTMENT SECURITIES. . . . . . . . . . . . . . . .       877
                                                                       -------

NET INCREASE IN  NET ASSETS RESULTING FROM OPERATIONS. . . . . . . .  $  2,330
                                                                       -------
                                                                       -------


                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                          STATEMENT OF CHANGES IN NET ASSETS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income. . . . . . . . . . . . . . . . . . . .      $  1,453
    Net Realized Loss on Investment Securities . . . . . . . . .            (1)
    Change in Unrealized Appreciation
      (Depreciation) of Investment  Securities . . . . . . . . .           878
                                                                       -------
         Net Increase in Net
         Assets Resulting from Operations. . . . . . . . . . . .         2,330
                                                                       -------


Distributions From:
    Net Investment Income. . . . . . . . . . . . . . . . . . . .        (1,436)
                                                                       -------

Capital Share Transactions (1):
    Shares Issued. . . . . . . . . . . . . . . . . . . . . . . .       122,904
    Shares Issued in Lieu of Cash Distributions. . . . . . . . .            25
    Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . .        (6,297)
                                                                       -------

         Net Increase From Capital Share Transactions. . . . . .       116,632
                                                                       -------

         Total Increase. . . . . . . . . . . . . . . . . . . . .       117,526

NET ASSETS
    Beginning of Period. . . . . . . . . . . . . . . . . . . . .             -
                                                                       -------
    End of Period. . . . . . . . . . . . . . . . . . . . . . . .     $ 117,526
                                                                       -------
                                                                       -------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued. . . . . . . . . . . . . . . . . . . . . . . .        12,273
    Shares Issued in Lieu of Cash Distributions. . . . . . . . .             2
    Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . .          (623)
                                                                       -------
                                                                        11,652
                                                                       -------
                                                                       -------


                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period . . . . . . . . . . .             $  10.00
                                                                        -------

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . .                 0.13
    Net Gains (Losses) on Securities
     (Realized and Unrealized) . . . . . . . . . . . . . .                 0.09
                                                                        -------

    Total from Investment Operations . . . . . . . . . . .                 0.22
                                                                        -------

LESS DISTRIBUTIONS
    Net Investment Income. . . . . . . . . . . . . . . . .               (0.13)
                                                                        -------

Net Asset Value, End of Period . . . . . . . . . . . . . .             $  10.09
                                                                        -------
                                                                        -------

Total Return . . . . . . . . . . . . . . . . . . . . . . .               2.17%#

Net Assets, End of Period (thousands). . . . . . . . . . .             $117,526
Ratio of Expenses to Average Net Assets (1). . . . . . . .         0.32%*(a)(b)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . . . . . . .         4.43%*(a)(b)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . .                  N/A

________________
*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended September 30, 1996 would have been 0.35% and the ratio of net investment income to average net assets for the periods ended September 30, 1996 would have been 4.40%.

(b) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series.



                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)


A.  ORGANIZATION:

    At September 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of RWB/DFA Two-Year Corporate Fixed Income Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

    The Portfolio invests all of its assets in The DFA Two-Year Corporate Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At September 30, 1996, The Portfolio owned 99% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.


B.  SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.


C.  INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended September 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .03% of the average net assets of the Portfolio. RWBAS has agreed to waive this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.


D.  INVESTMENTS:

    At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:


    Gross Unrealized Appreciation. . . . . . . . . . . . .     $  878
    Gross Unrealized Depreciation. . . . . . . . . . . . .          -
                                                                 ----
    Net. . . . . . . . . . . . . . . . . . . . . . . . . .     $  878
                                                                 ----
                                                                 ----

                           THE DFA INVESTMENT TRUST COMPANY
                               STATEMENT OF NET ASSETS
                    THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                                  SEPTEMBER 30, 1996

                                     (UNAUDITED)

                                                                Face
                                                               Amount
                                                               (000)        Value+
                                                               ------       ------
BONDS AND CERTIFICATES OF DEPOSIT - (47.3%)
Albertson's, Inc. Medium Term Notes
    5.650%,      03/26/98. . . . . . . . . . . . . . . . .   $  3,300   $  3,273,623
Anheuser-Busch Companies Inc. Medium Term Notes
    7.500%,      12/01/97. . . . . . . . . . . . . . . . .      2,800      2,844,708
Associates Corp. of North America Corporate Bonds
    7.300%,      03/15/98. . . . . . . . . . . . . . . . .      2,500      2,539,073
Bayerische Landesbank Deposit Notes
    6.250%,      07/01/98. . . . . . . . . . . . . . . . .      3,000      3,000,624
Canada (Government of) Bonds
    6.400%,      09/10/98. . . . . . . . . . . . . . . . .      3,300      3,312,953
Chevron Canada Financial, Ltd. Corporate Bonds
    5.600%,      04/01/98. . . . . . . . . . . . . . . . .      2,500      2,480,893
Colgate Palmolive Co. 2/16/98 Medium Term Notes
    6.630%,      02/16/98. . . . . . . . . . . . . . . . .      3,300      3,320,619
DuPont (E.I.) de Nemours & Co. Corporate Bonds
    8.650%,      12/01/97. . . . . . . . . . . . . . . . .      2,500      2,571,405
General Electric Capital Corp. Medium Term Notes
    7.840%,      02/05/98. . . . . . . . . . . . . . . . .      2,500      2,553,960
Lilly (Eli) & Co. Medium Term Notes
    6.200%,      11/06/97. . . . . . . . . . . . . . . . .      2,500      2,504,028
Morgan (J.P) & Co., Inc. Medium Term Notes
    6.362%,      08/05/98. . . . . . . . . . . . . . . . .      3,000      3,006,501
Ontario Hydro Corporate Bonds
    5.800%,      03/31/98. . . . . . . . . . . . . . . . .      1,575      1,566,975
Paccar Financial Corp. Medium Term Notes
    7.320%,      07/15/98. . . . . . . . . . . . . . . . .      3,000      3,051,297
Pepsico, Inc. Corporate Bonds
    6.125%,      01/15/98. . . . . . . . . . . . . . . . .      2,500      2,499,873
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%,      09/23/98. . . . . . . . . . . . . . . . .      3,000      3,000,771
Rockwell International Corp. Corporate Bonds
    7.625%,      02/17/98. . . . . . . . . . . . . . . . .      2,500      2,548,170
Upjohn Co. Medium Term Notes
    5.920%,      02/17/98. . . . . . . . . . . . . . . . .      3,000      2,990,907
WMX Technologies, Inc. Corporate Bonds
    8.125%,      02/01/98. . . . . . . . . . . . . . . . .      3,000      3,071,019
Wachovia Bank NC N.A. Bank Notes
    5.375%,      04/15/98. . . . . . . . . . . . . . . . .      3,000      2,961,906

                         THE DFA INVESTMENT TRUST COMPANY
                              STATEMENT OF NET ASSETS
                   THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                               SEPTEMBER 30, 1996

                                   (UNAUDITED)

                                                                Face
                                                               Amount
                                                               (000)        Value+
                                                               ------       ------
Wal-Mart Stores, Inc. Corporate Bonds
    5.500%,      03/01/98. . . . . . . . . . . . . . . . .   $  2,510      2,484,662
                                                                         -----------
TOTAL BONDS AND CERTIFICATES OF DEPOSIT
(Cost $55,451,358) . . . . . . . . . . . . . . . . . . . . . . . . .      55,583,967
                                                                         -----------


U.S. TREASURY OBLIGATIONS - (43.1%)
U.S. Treasury Notes
    8.125%,      02/15/98. . . . . . . . . . . . . . . . .     25,000     25,687,500
    6.125%,      03/31/98. . . . . . . . . . . . . . . . .     20,000     20,034,375
    5.125%,      03/31/98. . . . . . . . . . . . . . . . .      5,000      4,938,281
                                                                         -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,516,076) . . . . . . . . . . . . . . . . . . . . . . . . .      50,660,156
                                                                         -----------


AGENCY OBLIGATIONS - (5.9%)
Federal National Mortgage Association
    5.940%,      08/14/98. . . . . . . . . . . . . . . . .      2,000      1,992,159
Student Loan Marketing Association
    6.250%,      06/30/98. . . . . . . . . . . . . . . . .      5,000      5,011,686
                                                                         -----------
TOTAL AGENCY OBLIGATIONS
(Cost $6,984,324). . . . . . . . . . . . . . . . . . . . . . . . . .       7,003,845
                                                                         -----------


SUPRANATIONAL OBLIGATIONS - (0.7%)
African Development Bank  (Cost $773,254)
    10.000%,      11/01/97 . . . . . . . . . . . . . . . .        745        775,491
                                                                         -----------

                         THE DFA INVESTMENT TRUST COMPANY
                              STATEMENT OF NET ASSETS
                   THE DFA Two-Year Corporate Fixed Income Series

                               September 30, 1996

                                   (Unaudited)

                                                                Face
                                                               Amount
                                                               (000)       Value+
                                                               ------      ------
TEMPORARY CASH INVESTMENTS - (2.2%)
Repurchase Agreement, PNC Securities Corp. 5.40%, 10/01/96
  (Collateralized by U.S. Treasury Notes 6.00%, 08/31/97)
  (Cost $2,536,000). . . . . . . . . . . . . . . . . . . .    $ 2,536  $  2,536,000
                                                                       ------------
TOTAL INVESTMENTS - (99.2%) (Cost $116,261,012). . . . . .              116,559,459
                                                                       ------------

OTHER ASSETS AND LIABILITIES - (0.8%)
  Other Assets . . . . . . . . . . . . . . . . . . . . . .                  964,604
  Liabilities. . . . . . . . . . . . . . . . . . . . . . .                  (23,179)
                                                                       ------------
                                                                            941,425
                                                                       ------------


NET ASSETS - (100.0%) Applicable to 11,651,889 Outstanding
$.01 Par Value Shares (Unlimited Number of Shares
Authorized)                                                            $117,500,884
                                                                       ------------
                                                                       ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE               $      10.08
                                                                       ------------
                                                                       ------------

_____________
+See Note B to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                    THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                               STATEMENT OF OPERATIONS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)
                                (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  2,120
                                                                        -------

EXPENSES
    Investment Advisory Services . . . . . . . . . . . . . . . . . .         52
    Accounting & Transfer Agent Fees . . . . . . . . . . . . . . . .         17
    Custodian's Fee. . . . . . . . . . . . . . . . . . . . . . . . .          4
    Legal Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .          1
    Audit Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .          1
    Shareholders' Reports. . . . . . . . . . . . . . . . . . . . . .          1
    Trustees' Fees and Expenses. . . . . . . . . . . . . . . . . . .          -
    Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1
                                                                        -------

              Total Expenses . . . . . . . . . . . . . . . . . . . .         77
                                                                        -------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . .      2,043
                                                                        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities . . . . . . . . . . . . .         17

Change in Unrealized Appreciation (Depreciation)
 of Investment Securities. . . . . . . . . . . . . . . . . . . . . .        298
                                                                        -------

 NET GAIN ON INVESTMENT SECURITIES . . . . . . . . . . . . . . . . .        315
                                                                        -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . .   $  2,358
                                                                        -------
                                                                        -------



                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                    THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                         STATEMENTS OF CHANGES IN NET ASSETS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                               (AMOUNTS IN THOUSANDS)


INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .    $    2,043
  Net Realized Gain on  Investment Securities. . . . . . . . . .            17
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities . . . . . . . . . . .           298
                                                                     ---------

   Net Increase in Net Assets
     Resulting from Operations . . . . . . . . . . . . . . . . .         2,358
                                                                     ---------

Distributions From:
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .        (1,481)
                                                                     ---------

Capital Share Transactions (1):
  Shares Issued. . . . . . . . . . . . . . . . . . . . . . . . .       119,379
  Shares Issued in Lieu of Cash Distributions. . . . . . . . . .            70
  Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . .        (2,825)
                                                                     ---------

    Net Increase From Capital Share Transactions . . . . . . . .       116,624
                                                                     ---------

    Total Increase . . . . . . . . . . . . . . . . . . . . . . .       117,501

NET ASSETS
  Beginning of Period. . . . . . . . . . . . . . . . . . . . . .             -
                                                                     ---------
  End of Period. . . . . . . . . . . . . . . . . . . . . . . . .    $  117,501
                                                                     ---------
                                                                     ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued . . . . . . . . . . . . . . . . . . . . . . . .        11,924
   Shares Issued in Lieu of Cash Distributions . . . . . . . . .             7
   Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . .          (279)
                                                                     ---------
                                                                        11,652
                                                                     ---------
                                                                     ---------




                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                   THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                                FINANCIAL  HIGHLIGHTS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Net Asset Value, Beginning of Period . . . . . . . . .            $  10.00
                                                                   -------

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income .. . . . . . . . . . . . . .                0.18
    Net Gains (Losses) on Securities
      (Realized and Unrealized). . . . . . . . . . . .                0.03
                                                                   -------

    Total from Investment Operations . . . . . . . . .                1.38
                                                                   -------


LESS DISTRIBUTIONS
    Net Investment Income. . . . . . . . . . . . . . .               (0.13)
                                                                   -------

Net Asset Value, End of Period . . . . . . . . . . . .            $  10.08
                                                                   -------
                                                                   -------

Total Return . . . . . . . . . . . . . . . . . . . . .              2.11%#


Net Assets, End of Period (thousands). . . . . . . . .             117,501
Ratio of Expenses to Average Net Assets. . . . . . . .              0.23%*(a)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . . . . .              6.22%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . .             87.68%*

_________________

*   Annualized
#   Non-Annualized
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.




                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

A.  ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The DFA Two-Year Corporate Fixed Income Series (the "Series").

    RWB/DFA Two-Year Corporate Fixed Income Portfolio invests solely in the Series. The Series also issues its shares to other investors.


B.  SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Federal Income Taxes: It is the Series intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on September 30, 1996.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.


C.  INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the period ended September 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1%.


    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

    For the period ended September 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                                  Other
                                       U.S. Government          Investment
                                          Securities            Securities
                                       ---------------          ----------
Purchases. . . . . . . . . .              $  81,652              $  63,245
Sales. . . . . . . . . . . .                 31,527                      -


E.  INVESTMENT TRANSACTIONS:

    At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

  Gross Unrealized Appreciation. . . . . . . . . . . . . .    $  317
  Gross Unrealized Depreciation. . . . . . . . . . . . . .       (19)
                                                               -----
  Net. . . . . . . . . . . . . . . . . . . . . . . . . . .    $  298
                                                               -----
                                                               -----

F.  COMPONENTS OF NET ASSETS:

    At September 30, 1996, net assets consisted of (amounts in thousands):

Paid-In Capital. . . . . . . . . . . . . . . . . . . .     $  116,624
Undistributed Net Investment Income. . . . . . . . . .            562
Undistributed Net Realized Gain. . . . . . . . . . . .             17
Unrealized Appreciation of Investment Securities . . .            298
                                                            ---------
                                                           $  117,501
                                                            ---------
                                                            ---------

                          DIMENSIONAL INVESTMENT GROUP INC.



                        RWB/DFA TWO YEAR GOVERNMENT PORTFOLIO



                           Period Ended September 30, 1996
                                     (Unaudited)

                          DIMENSIONAL INVESTMENT GROUP INC.
                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                           PERIOD ENDED SEPTEMBER 30, 1996
                                     (UNAUDITED)


                                  TABLE OF CONTENTS



                                                                      PAGE
                                                                      ----

DIMENSIONAL INVESTMENT GROUP INC.
   Statement of Assets and Liabilities . . . . . . . . . . . . .         1
   Statement of Operations . . . . . . . . . . . . . . . . . . .         2
   Statement of Changes in Net Assets. . . . . . . . . . . . . .         3
   Financial Highlights. . . . . . . . . . . . . . . . . . . . .         4
   Notes to Financial Statements . . . . . . . . . . . . . . . .       5-6


THE DFA INVESTMENT TRUST COMPANY - THE DFA TWO-YEAR GOVERNMENT SERIES
   Statement of Net Assets . . . . . . . . . . . . . . . . . . .         7
   Statement of Operations . . . . . . . . . . . . . . . . . . .         8
   Statement of Changes in Net Assets. . . . . . . . . . . . . .         9
   Financial Highlights. . . . . . . . . . . . . . . . . . . . .        10
   Notes to Financial Statements . . . . . . . . . . . . . . . .     11-12



This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                          DIMENSIONAL INVESTMENT GROUP INC.

                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                         STATEMENT OF ASSETS AND LIABILITIES

                                  SEPTEMBER 30, 1996
                                     (UNAUDITED)

                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)


ASSETS:

    Investment in The DFA Two-Year Government Series
    of The DFA Investment Trust Company
     (Cost $96,401) at Value . . . . . . . . . . . . . . .      $   96,541
    Prepaid Expenses and Other Assets. . . . . . . . . . .              27
                                                                 ---------

       Total Assets. . . . . . . . . . . . . . . . . . . .          96,568
                                                                 ---------

LIABILITIES:
    Accrued Expenses . . . . . . . . . . . . . . . . . . .              27
                                                                 ---------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $   96,541
                                                                 ---------

SHARES OUTSTANDING, $.01 PAR VALUE
(Authorized 100,000,000) . . . . . . . . . . . . . . . . .       9,594,103
                                                                 ---------
                                                                 ---------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .      $    10.06
                                                                 ---------
                                                                 ---------

NET ASSETS CONSIST OF:

    Paid-In Capital. . . . . . . . . . . . . . . . . . . .      $   95,981
    Undistributed Net Investment Income. . . . . . . . . .             431
    Accumulated Net Realized Loss. . . . . . . . . . . . .            (11)
    Unrealized Appreciation of Investment Securities . . .             140
                                                                 ---------

       Total Net Assets. . . . . . . . . . . . . . . . . .      $   96,541
                                                                 ---------
                                                                 ---------



                    See accompanying Notes to Financial Statements

                           DIMENSIONAL INVESTMENT GROUP INC.

                        RWB/DFA TWO-YEAR GOVERNMENT  PORTFOLIO

                               STATEMENT OF OPERATIONS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Net Investment Income from
    The DFA Investment Trust Company . . . . . . . . . . .        $  1,681
                                                                   -------

EXPENSES
   Administrative Services . . . . . . . . . . . . . . . .               3
   Accounting & Transfer Agent Fees. . . . . . . . . . . .              13
   Shareholder Services. . . . . . . . . . . . . . . . . .               9
   Legal Fees. . . . . . . . . . . . . . . . . . . . . . .               6
   Audit Fees. . . . . . . . . . . . . . . . . . . . . . .               2
   Filing Fees . . . . . . . . . . . . . . . . . . . . . .               8
   Shareholders' Reports . . . . . . . . . . . . . . . . .              13
   Directors' Fees and Expenses. . . . . . . . . . . . . .               3
   Other . . . . . . . . . . . . . . . . . . . . . . . . .               2
                                                                   -------

       Total Expenses. . . . . . . . . . . . . . . . . . .              59

   Less: Fees Waived and Expenses Reimbursed . . . . . . .             (9)
                                                                   -------

   Net Expenses. . . . . . . . . . . . . . . . . . . . . .              50
                                                                   -------

   NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .           1,631
                                                                   -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities . . . . . . . .            (11)

Change in Unrealized Appreciation (Depreciation)
   of Investment Securities. . . . . . . . . . . . . . . .             140
                                                                   -------

   NET GAIN ON INVESTMENT SECURITIES . . . . . . . . . . .             129
                                                                   -------

NET INCREASE IN  NET ASSETS RESULTING FROM OPERATIONS. . .        $  1,760
                                                                   -------
                                                                   -------



                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                        RWB/DFA TWO-YEAR GOVERNMENT  PORTFOLIO

                          STATEMENT OF CHANGES IN NET ASSETS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)


INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income . . . . . . . . . . . . . . . . . .       $   1,631
 Net Realized Loss on Investment Securities. . . . . . . .            (11)
 Change in Unrealized Appreciation
   (Depreciation) of Investment  Securities. . . . . . . .             140
                                                                  --------


    Net Increase in Net
    Assets Resulting from Operations . . . . . . . . . . .           1,760
                                                                  --------


Distributions From:
 Net Investment Income . . . . . . . . . . . . . . . . . .         (1,200)
                                                                  --------

Capital Share Transactions (1):
 Shares Issued . . . . . . . . . . . . . . . . . . . . . .         106,524
 Shares Issued in Lieu of Cash Distributions . . . . . . .               3
 Shares Redeemed . . . . . . . . . . . . . . . . . . . . .        (10,546)
                                                                  --------

    Net Increase From Capital Share Transactions . . . . .          95,981
                                                                  --------

    Total Increase . . . . . . . . . . . . . . . . . . . .          96,541

NET ASSETS
 Beginning of Period . . . . . . . . . . . . . . . . . . .               -
                                                                  --------
 End of Period . . . . . . . . . . . . . . . . . . . . . .       $  96,541
                                                                  --------
                                                                  --------

(1) SHARES ISSUED AND REDEEMED:
 Shares Issued . . . . . . . . . . . . . . . . . . . . . .          10,646
 Shares Issued in Lieu of Cash Distributions . . . . . . .               -
 Shares Redeemed . . . . . . . . . . . . . . . . . . . . .         (1,052)
                                                                  --------
                                                                     9,594
                                                                  --------
                                                                  --------



                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                        RWB/DFA TWO-YEAR GOVERNMENT  PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period . . . . . . . . . . .      $  10.00
                                                                 -------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .          0.17
   Net Gains (Losses) on Securities
   (Realized and Unrealized) . . . . . . . . . . . . . . .          0.02
                                                                 -------

   Total from Investment Operations. . . . . . . . . . . .          0.19
                                                                 -------

LESS DISTRIBUTIONS
   Net Investment Income . . . . . . . . . . . . . . . . .        (0.13)
                                                                 -------

Net Asset Value, End of Period . . . . . . . . . . . . . .      $  10.06
                                                                 -------
                                                                 -------

Total Return . . . . . . . . . . . . . . . . . . . . . . .        1.88%#

Net Assets, End of Period (thousands). . . . . . . . . . .       $96,541
Ratio of Expenses to Average Net Assets (1). . . . . . . .        0.42%*(a)(b)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . . . . . . .        5.89%*(a)(b)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . .           N/A

--------------------

*   Annualized
#   Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended September 30, 1996 would have been 0.45% and the ratio of net investment income to average net assets for the periods ended September 30, 1996 would have been 5.86%.
(b) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A Refer to the respective Master Fund Series.

                    See accompanying Notes to Financial Statements

                          DIMENSIONAL INVESTMENT GROUP INC.

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)


A.  ORGANIZATION:

    At September 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Government Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of RWB/DFA Two-Year Government Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

    The Portfolio invests all of its assets in The DFA Two-Year Government Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At September 30, 1996, the Portfolio owned 99% of the net assets of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.


B.  SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. Security Valuation: The Portfolio's investment in the Series is valued based on its proportionate interest in the Series.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.


C.  INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended September 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .03% of the average net assets of the Portfolio. RWBAS has agreed to waive this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.


D.  INVESTMENTS:

    At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:


    Gross Unrealized Appreciation . . . . . . . .     $  140
    Gross Unrealized Depreciation . . . . . . . .          -
                                                       -----
    Net . . . . . . . . . . . . . . . . . . . . .     $  140
                                                       -----
                                                       -----

                           THE DFA INVESTMENT TRUST COMPANY
                               STATEMENT OF NET ASSETS
                          THE DFA TWO-YEAR GOVERNMENT SERIES

                                  SEPTEMBER 30, 1996

                                     (UNAUDITED)

                                                        Face
                                                        Amount
                                                       (000)         Value+
                                                       -------       ------

U.S. TREASURY OBLIGATIONS - (96.0%)
U.S. Treasury Notes
    7.250%, 02/15/98 . . . . . . . . . . . . . .       $19,000   $ 19,305,781
    5.125%, 02/28/98 . . . . . . . . . . . . . .         5,000      4,941,406
    6.125%, 03/31/98 . . . . . . . . . . . . . .        30,000     30,051,563
    5.125%, 03/31/98 . . . . . . . . . . . . . .        18,000     17,777,813
    7.875%, 04/15/98 . . . . . . . . . . . . . .        20,000     20,537,500
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,474,059) . . . . . . . . . . . . . . .                   92,614,063
                                                                 ------------


TEMPORARY CASH INVESTMENTS - (3.1%)
  Repurchase Agreement, PNC Securities Corp. 5.40%,
    10/01/96 (Collateralized by U.S. Treasury Notes
    6.00%, 08/31/97) (Cost $3,012,000) . . . . .         3,012      3,012,000
                                                                 ------------

TOTAL INVESTMENTS - (99.1%) (Cost $95,486,059) .                   95,626,063
                                                                 ------------

OTHER ASSETS AND LIABILITIES-(0.9%)
   Other Assets  . . . . . . . . . . . . . . . .                      935,146
   Liabilities . . . . . . . . . . . . . . . . .                      (19,367)
                                                                 ------------
                                                                      915,779
                                                                 ------------
NET ASSETS - (100.0%)                                            $ 96,541,842
                                                                 ------------
                                                                 ------------

---------------
+See Note B to Financial Statements.

                           THE DFA INVESTMENT TRUST COMPANY

                          THE DFA TWO-YEAR GOVERNMENT SERIES

                               STATEMENT OF OPERATIONS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)


INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . .                    $   1,747
                                                                     --------


EXPENSES
  Investment Advisory Services . . . . . . . . . .                         43
  Accounting & Transfer Agent Fees . . . . . . . .                         15
  Custodian's Fee. . . . . . . . . . . . . . . . .                          3
  Legal Fees . . . . . . . . . . . . . . . . . . .                          1
  Audit Fees . . . . . . . . . . . . . . . . . . .                          1
  Shareholders' Reports. . . . . . . . . . . . . .                          1
  Trustees' Fees and Expenses. . . . . . . . . . .                          1
  Other. . . . . . . . . . . . . . . . . . . . . .                          1
                                                                     --------

     Total Expenses. . . . . . . . . . . . . . . .                         66
                                                                     --------


NET INVESTMENT INCOME. . . . . . . . . . . . . . .                      1,681
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities . . . .                        (11)

Change in Unrealized Appreciation (Depreciation)
  of Investment Securities. . . . . . . . . . . . .                       140
                                                                     --------

  NET GAIN ON INVESTMENT SECURITIES . . . . . . . .                       129
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS . . . . . . . . . . . . . . . . .                  $  1,810
                                                                     --------
                                                                     --------



                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                          THE DFA TWO-YEAR GOVERNMENT SERIES

                         STATEMENTS OF CHANGES IN NET ASSETS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                                (AMOUNTS IN THOUSANDS)



INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income . . . . . . . . . . . .                    $   1,681
   Net Realized Loss on Investment Securities. .                          (11)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities. . .                          140
                                                                     --------
    Net Increase in Net Assets
     Resulting from Operations . . . . . . . . .                        1,810
                                                                     --------

Transactions in Interest:
   Contributions . . . . . . . . . . . . . . . .                      102,617
   Withdrawals . . . . . . . . . . . . . . . . .                       (7,885)
                                                                     --------

    Net Increase from Transactions in Interest .                       94,732
                                                                     --------

    Total Increase . . . . . . . . . . . . . . .                       96,542

NET ASSETS
   Beginning of Period . . . . . . . . . . . . .                            -
                                                                     --------
   End of Period . . . . . . . . . . . . . . . .                    $  96,542
                                                                     --------
                                                                     --------



                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                          THE DFA TWO-YEAR GOVERNMENT SERIES

                                FINANCIAL HIGHLIGHTS

                             FOR THE PERIOD JUNE 7, 1996
                             (COMMENCEMENT OF OPERATIONS)
                                TO SEPTEMBER 30, 1996
                                     (UNAUDITED)

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Net Asset Value, Beginning of Period . . . . . .    $    N/A +
                                                     -------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income .. . . . . . . . . . . .           -
  Net Gains (Losses) on Securities
    (Realized and Unrealized). . . . . . . . . .           -
                                                     -------


  Total from Investment Operations . . . . . . .           -
                                                     -------

LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . .           -
  Net Realized Gains . . . . . . . . . . . . . .           -
                                                     -------

  Total Distributions. . . . . . . . . . . . . .
                                                     -------

Net Asset Value, End of Period . . . . . . . . .    $    N/A +
                                                     -------


Total Return . . . . . . . . . . . . . . . . . .         N/A +


Net Assets, End of Period (thousands). . . . . .     $96,542
Ratio of Expenses to Average Net Assets. . . . .       0.24% *(a)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . .       6.07% *(a)
Portfolio Turnover Rate. . . . . . . . . . . . .      13.49% *

--------------------

*   Annualized
+ Not applicable as The DFA Two-Year Government Series is organized as a partnership.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                    See accompanying Notes to Financial Statements

                           THE DFA INVESTMENT TRUST COMPANY

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)


A.  ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate
Fixed Income Series, The DFA Two-Year Government Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom
Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The
DFA Two-Year Government Series (the "Series").

    RWB/DFA Two-Year Government Portfolio invests solely in the Series. The Series also issues its shares to other investors.

B.  SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Federal Income Taxes: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on September 30, 1996.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.  INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the period ended September 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

                           THE DFA INVESTMENT TRUST COMPANY

                            NOTES TO FINANCIAL STATEMENTS



D.  PURCHASES AND SALES OF SECURITIES:

    For the period ended September 30, 1996, the Series made the following purchases and sales of U.S. Government securities (amounts in thousands):


Purchases . . . . . .       $  96,507
Sales . . . . . . . .           3,970

E.  INVESTMENT TRANSACTIONS:

    At September 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):


Gross Unrealized Appreciation. . . . . . . . . .           $  140
Gross Unrealized Depreciation. . . . . . . . . .                -
                                                            -----
Net      . . . . . . . . . . . . . . . . . . . .           $  140
                                                            -----
                                                            -----

                        DIMENSIONAL INVESTMENT GROUP INC.


                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                      RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO


         1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                           TELEPHONE:  (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 1996


     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (collectively the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated February 28, 1996, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                                TABLE OF CONTENTS

                                                              PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . .2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . .2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . .3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . .6

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . .7

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . .7

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . .9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . 10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . 10

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . 11

                        INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the captions "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES" and "FIXED INCOME PORTFOLIOS-INVESTMENT OBJECTIVES AND POLICIES," and applies to the DFA Two-Year Corporate Fixed Income Series (the "Two-Year Corporate Fixed Income Series"), the DFA Two-Year Government Series (the "Two-Year Government Series") and the DFA U.S. Large Cap Value Series (the "Large Cap Value Series") of The DFA Investment Trust Company (the "Trust").

     Because the structure of the Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the Large Cap Value Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Large Cap Value Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Large Cap Value Series will include as much as 5% of the voting securities in any issuer.


                             BROKERAGE TRANSACTIONS

     The Two-Year Corporate Fixed Income Series and the Two-Year Government Series acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Two-Year Corporate Fixed Income Series and the Two-Year Government Series, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Series effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 1994 and 1993, the Large Cap Value Series paid brokerage commissions of $367,810 and $134,312, respectively. During the fiscal year ended November 30, 1994, the Large Cap Value Series paid $177,095 in commissions (on securities transactions totalling $113,847,315 in value) to brokers which provided market price monitoring services, market studies and research services to the Series.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders.

     The over-the-counter market ("OTC") companies eligible for purchase by the Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade the Large Cap Value Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Large Cap Value Series can effect transactions at the best available prices.

     Each Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Series, except if a Portfolio receives securities from the corresponding Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                             INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Series are the same as those of the corresponding Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;
          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except that the Portfolios may borrow from banks and as a temporary measure for extraordinary or emergency purposes, amounts not exceeding 33% of a Portfolio's net assets from banks and pledge not more than 33% of such assets to secure such loans;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          (7) with respect to the U.S. Large Cap Value Portfolio invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry, except the RWB/DFA Two-Year Corporate Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

          (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

          (14) purchase warrants, except that the RWB/DFA U.S. High Book to Market Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

          (15) purchase securities on margin or sell short; or

          (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the RWB/DFA U.S. High Book to Market Portfolio.

     The investment limitations described in (3), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as a Series of the Trust.

     The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Series, the Portfolios do not intend to lend those shares.

     For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

     Although not a fundamental policy subject to shareholder approval, the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio do not intend to invest more than 15% of their total assets in illiquid securities. The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act"), subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities described below. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

      While the Portfolios (indirectly through their investment in the corresponding Series) have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                                FUTURES CONTRACTS

     Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to the Portfolio, the discussion applies to the Series of the Trust in which the Portfolio invests all of its assets.

     The Series may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expect to earn income on their margin deposits. Pursuant to current regulations, a Series will not enter into futures contract transactions if immediately thereafter, its margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios or Series may be required to maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Series would continue to be required to continue to make variation margin deposits. In such circumstances, if a Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                   FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for a Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, a Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                          MANAGEMENT OF THE PORTFOLIOS

     The Advisor has undertaken to reimburse each Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the particular Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.


                             DIRECTORS AND OFFICERS

     The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

     David G. Booth*, 49, Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and
Director: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.

     George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting).

     Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield*, 51, Director, Chairman and Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below holds the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

     Arthur Barlow, 40, Vice President, Santa Monica, CA.

     Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990 to 1994.

     Maureen Connors, 59, Vice President, Santa Monica, CA.

     Robert Deere, 38, Vice President, Santa Monica, CA.

     Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.

     Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.

     David Plecha, 34, Vice President, Santa Monica, CA.

     George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.

     Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

     Cem Severoglu, 32, Vice President, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica,
     CA.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife. Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                                    Aggregate         Total Compensation from
                                  Compensation                 Fund
Director                            from Fund            and Fund Complex
--------                         ---------------   ----------------------------

George M. Constantinides             $ 5,000                  $30,000
John P. Gould                        $ 5,000                  $30,000
Roger G. Ibbotson                    $ 5,000                  $30,000
Merton H. Miller                     $ 4,000                  $24,000
Myron S. Scholes                     $ 5,000                  $30,000


                                OTHER INFORMATION

     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Fund commenced offering shares of the Portfolios in May, 1996.

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     PNC Bank, N.A. serves as the custodian for the Portfolios and the Series. The custodian maintains a separate account or accounts for the Portfolios and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolios' and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.

                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                              REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "SEC"),
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

     If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price by a distribution of readily marketable portfolio securities from the Portfolio in lieu of cash. Upon such a determination by both the Board of Directors of the Fund and Board of Trustees of the Trust, a Portfolio may pay the redemption price, in lieu of cash, by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request. Any such redemption by the Series and/or the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

     Shareholders may transfer shares of any Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                         CALCULATION OF PERFORMANCE DATA

     As the following formula indicates, each Portfolio and Series determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)   = ERV


where:

     P   = a hypothetical initial payment of $1,000

     T   = annualized compounded rate of return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the SEC, the Portfolios and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when a Portfolio or its corresponding Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices.

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          PART A:  FINANCIAL HIGHLIGHTS*

          PART B:

               (1)  Statement of Assets and Liabilities*
               (2)  Statement of Operations*
               (3)  Statement of Changes in Net Assets*
               (4)  Financial Highlights*
               (5) Report of Coopers & Lybrand L.L.P., independent accountants, dated January 19, 1996*
               (6)  Notes to Financial Statements*

          (b)  EXHIBITS

               (1)  Form of Articles of Restatement
                    (a) Form of Articles Supplementary
               (2)  Form of By-Laws, as amended
                    EACH OF THE ABOVE IS INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                    File Nos.:  33-33980 and 811-6067
                    Filing Date:  December 15, 1995
               (3)  None
               (4)  (i)  Specimen Security of The DFA 6-10 Institutional
                         Portfolio**
                   (ii) Specimen Security of The DFA International Value Portfolio**
                  (iii) Specimen Security of DFA International Value Portfolio II**
                   (iv)  Specimen Security of U.S. Large Cap Value Portfolio
                         II**
                    (v)  Specimen Security of U.S. Small Cap Value Portfolio
                         II**
                   (vi) Specimen Security of DFA One-Year Fixed Income Portfolio II**
                  (vii) Specimen Security of DFA International Value Portfolio III**
                 (viii)  Specimen Security of U.S. Large Cap Value Portfolio
                         III**

                   (ix) Specimen Security of DFA Five-Year Government Portfolio II**
                    (x) Specimen Security of RWB/DFA Two-Year Corporate Fixed Income Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                   (xi)  Specimen Security of RWB/DFA Two-Year Government
                         Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                  (xii) Specimen Security of RWB/DFA U.S. High Book-to-Market Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
               (5)  Investment Advisory Agreement**
               (6)  None
               (7)  None
               (8)  Form of Custodian Agreement with Provident National Bank**
                    (i)  Form of Amendment**
                         (a)  Form of Amendment Number One+
                         (b)  Form of Amendment Number Two+
                         (c)  Form of Amendment Number Three+
                         (d)  Form of Amendment Number Four+
                         (e)  Form of Amendment Number Five+
                         (f)  Form of Amendment Number Six
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                              Filing Date:  December 15, 1995
               (9)  (i)  Form of Transfer Agency Agreement with Provident
                         Financial Processing Corporation**
                         (a)  Form of Amendment**
                         (b)  Form of Amendment Number One+
                         (c)  Form of Amendment Number Two+
                         (d)  Form of Amendment Number Three+
                         (e)  Form of Amendment Number Four+

                         (f)  Form of Amendment Number Five+
                         (g)  Form of Amendment Number Six
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                              Filing Date:  December 15, 1995
                    (ii) Form of Administration and Accounting Services
                         Agreement with Provident Financial Processing Corporation**
                         (a)  Form of Amendment**
                         (b)  Form of Amendment Number One+
                         (c)  Form of Amendment Number Two+
                         (d)  Form of Amendment Number Three+
                         (e)  Form of Amendment Number Four+
                         (f)  Form of Amendment Number Five+
                         (g)  Form of Amendment Number Six
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                              Filing Date:  December 15, 1995
                  (iii) Form of Facility Agreement with Dimensional Fund Advisors Inc.**
                   (iv)  Agreement with DFA Securities Inc.**
                    (v)  Form of Shareholders Agreement**
                   (vi) Form of Administration Agreement re The DFA 6-10 Institutional Portfolio**
                  (vii) Form of Administration Agreement re The DFA International Value Portfolio**
                 (viii) Form of Administration Agreement re DFA International Value Portfolio II**
                   (ix) Form of Administration Agreement re U.S. Large Cap Value Portfolio II**
                    (x) Form of Administration Agreement re U.S. Small Cap Value Portfolio II**
                   (xi) Form of Administration Agreement re DFA One-Year Fixed Income Portfolio II**
                  (xii) Form of Administration Agreement re DFA International Value Portfolio III**
                 (xiii) Form of Administration Agreement re U.S. Large Cap Value Portfolio III**
                  (xiv) Form of Administration Agreement re DFA Five-Year Government Portfolio II**

                   (xv) Form of Administration Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                  (xvi) Form of Administration Agreement re RWB/DFA Two-Year Government Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                 (xvii) Form of Administration Agreement re RWB/DFA U.S. High Book to Market Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                (xviii) Form of Client Service Agent Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                 (xix) Form of Client Service Agent Agreement re RWB/DFA Two-Year Government Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995
                   (xx) Form of Client Service Agent Agreement re RWB/DFA U.S. High Book to Market Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                         File Nos.:  33-33980 and 811-6067
                         Filing Date:  December 15, 1995

               (10) Opinion of counsel - filed with Registrant's Rule 24f-2
                    Notice on January 29, 1996.
               (11) Not applicable
               (12) Not applicable
               (13) Form of Subscription Agreement under Section 14(a)(3) of
                    Investment Company Act of 1940**
               (14) None
               (15) None
               (16) Schedules for Computation of Performance Quotations
               (17) Financial Data Schedules
               (18) Not applicable
               (19) (i) Power of Attorney and certified resolution relating thereto**
                   (ii) Power of Attorney re The DFA Investment Trust Company and certified resolution relating thereto**

      *For all series of shares of the Registrant, except RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio, the audited financial statements were filed electronically via the EDGAR system on January 31, 1996 with the Securities and Exchange Commission (the "SEC") as DIMENSIONAL INVESTMENT GROUP INC. Annual Report to Shareholders for the period ended November 30, 1995 ("Annual Report") pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "1940 Act") and (1) with respect to the financial statements, they are incorporated by reference into the relevant Statements of Additional Information; and (2) with respect to the Financial Highlights, they are incorporated by reference into the relevant Prospectuses.
     The audited financial statements of U.S. 6-10 Small Company, U.S. Small Cap Value, U.S. Large Cap Value, DFA One-Year Fixed Income and DFA International Value Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1995, as set forth in the Trust's Annual Report to shareholders, were filed via the EDGAR system on January 26, 1996, with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the relevant Statements of Additional Information dated February 28, 1996.
     The unaudited financial statements for the RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio and their corresponding Trust Series for the period from June 7, 1996 (date of commencement of operations) through September 30, 1996 are included in Part B of this Post-Effective Amendment No. 14/15.

     **Previously filed with this registration statement and incorporated herein by reference.

     +To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

          None







ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


               (1)                           (2)

          Title of Class            Number of Record Holders
          (Par Value $.01)          as of October 31, 1996
          ----------------          ------------------------
     The DFA 6-10 Institutional
     Portfolio                                  2

     The DFA International Value
     Portfolio                                 75

     DFA International Value
     Portfolio II                               1

     U.S. Large Cap Value
     Portfolio II                               1

     U.S. Small Cap Value
     Portfolio II                               1

     DFA One-Year Fixed Income
     Portfolio II                               5

     DFA International Value
     Portfolio III                              1

     U.S. Large Cap Value
     Portfolio III                              2

     RWB/DFA U.S. High Book
     to Market Portfolio                        5

     RWB/DFA Two-Year Corporate
     Fixed Income Portfolio                     5

     RWB/DFA Two-Year
     Government Portfolio                       5

ITEM 27.  INDEMNIFICATION

          Registrant's By-Laws provide the following:

          With respect to the indemnification of the Officers and Directors of the corporation:

               (a) the Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

               (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

Registrant's Articles of Incorporation provide:

               SEVENTH: (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                         (b) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          The Series' investment advisor (the "Advisor") was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

          The business, profession, vocation or employment of a substantial nature in which each director and officer of the Advisor is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is as follows:

          DIRECTORS

          David G. Booth is President, Chairman-Chief Executive Officer and Director of the Advisor, the Registrant, DFA Securities Inc., DFA Investment Dimensions Group Inc. (registered investment company), Dimensional Fund Advisors Ltd., DFA Australia Pty. Limited (registered investment advisor) and Dimensional Emerging Markets Fund Inc. (registered investment company). Mr. Booth is also Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company).

          Eugene Francis Fama, a Director of the Advisor, is the Robert R. McCormick Distinguished Service Professor of Finance, and has been engaged in teaching and research in finance and economics at the Graduate School of Business, University of Chicago, Chicago, Illinois, since September, 1963. Mr. Fama also is a Director of DFA Securities Inc.

          John Andrew McQuown, a Director of the Advisor, has been self employed since 1974 as an entrepreneur, financier and consultant to major financial institutions. He is also a Director of Mortgage Information Corporation, KMV Corporation and Microsource, Inc.

          Rex A. Sinquefield is Chairman-Chief Investment Officer and a Director of the Advisor, the Registrant, DFA

          Securities Inc., DFA Investment Dimensions Group Inc., DFA Australia Pty. Limited and Dimensional Emerging Markets Fund Inc. Mr. Sinquefield is also Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company and Chairman, Chief Executive Officer and Director of DFA Investment Advisors Ltd.

          Lloyd Stockel, a Director of the Advisor, is a private investor and a retired general partner of Goldman Sachs & Co.



          OFFICERS

          Each of the officers listed below holds the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd. and Dimensional Emerging Markets Fund Inc.

          Arthur Barlow, Vice President.

          Truman Clark, Vice President. Mr. Clark was a consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

          Maureen Connors, Vice President.

          Robert Deere, Vice President

          Irene R. Diamant, Vice President and Secretary.

          Eugene Fama, Jr., Vice President.

          David Plecha, Vice President.

          George Sands, Vice President. Mr. Sands was a Managing Director of Asset Strategy Consulting in Los Angeles, CA from March 1991 to August 1992 and a Vice President of Wilshire Associates in Santa Monica, CA from 1985 to February 1991.

          Michael T. Scardina, Vice President, Chief Financial Officer, Controller and Treasurer.

          Cem Severoglu, Vice President.

          Jeanne C. Sinquefield, Ph.D., Executive Vice President.

          Each of the persons listed below are officers of the Advisor only.

          Daniel Wheeler, Marketing Officer, Santa Monica, CA.

          David Schneider, Marketing Officer, Santa Monica, CA.

          Lawrence Spieth, Marketing Officer, Santa Monica, CA.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a)  None.

          (b) Registrant distributes its own shares. It has entered into an agreement, previously filed as Exhibit No. 9(iv) to the Registration Statement, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31.  MANAGEMENT SERVICES

          Registrant has entered into a Transfer Agency and Dividend Disbursing Agreement and Administration and Accounting Service Agreement with PFPC Inc. which have been filed as Exhibits 9(i) and (ii) to this Registration Statement.

ITEM 32.  UNDERTAKINGS

          (a)  Not applicable.

          (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 14/15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 5th day of December, 1996.

                         DIMENSIONAL INVESTMENT GROUP INC.

                         By:  David G. Booth*
                              -------------------------------
                              David G. Booth
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date
     ---------                     -----                    ----

                              Director and
David G. Booth*               Chairman-Chief           December 5, 1996
-------------------------     Executive Officer
David G. Booth

                              Director and
Rex A. Sinquefield*           Chairman-Chief           December 5, 1996
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       December 5, 1996
-------------------------     and Vice President
Michael T. Scardina

George M. Constantinides*     Director                 December 5, 1996
-------------------------
George M. Constantinides

John P. Gould*                Director                 December 5, 1996
-------------------------
John P. Gould

Roger G. Ibbotson*            Director                 December 5, 1996
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Director                 December 5, 1996
-------------------------
Merton H. Miller

Myron S. Scholes*             Director                 December 5, 1996
-------------------------
Myron S. Scholes

*By: Irene R. Diamant
     ---------------------------
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney previously filed on October 3, 1994, with the SEC as Exhibit 17 to Post-Effective Amendment No. 31 to the Registration Statement of DFA Investment Dimensions Group Inc. (File No. 2-73948)).

                                   SIGNATURES

     The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 5th day of December, 1996.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              -------------------------------
                              David G. Booth
                              President and
                              Chairman-Chief Executive Officer

The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

     Signature                     Title                    Date
     ---------                     -----                    ----

                              Trustee and
David G. Booth*               Chairman-Chief           December 5, 1996
-------------------------     Executive Officer
David G. Booth

                              Trustee and
Rex A. Sinquefield*           Chairman-Chief           December 5, 1996
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Controller,     December 5, 1996
-------------------------     Treasurer and
Michael T. Scardina           Vice President


George M. Constantinides*     Trustee                  December 5, 1996
-------------------------
George M. Constantinides

John P. Gould*                Trustee                  December 5, 1996
-------------------------
John P. Gould

Roger G. Ibbotson*            Trustee                  December 5, 1996
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Trustee                  December 5, 1996
-------------------------
Merton H. Miller

Myron S. Scholes*             Trustee                  December 5, 1996
-------------------------
Myron S. Scholes


*By: Irene R. Diamant
     -------------------------
     Irene R. Diamant
     Attorney-in-Fact

(Pursuant to Power of Attorney previously filed on March 28, 1996 as Exhibit 17 to Post-Effective Amendment No. 13 to the Registration Statement of Dimensional Investment Group Inc.)

                                       EXHIBIT INDEX
                                       -------------

Exhibit No.                             Exhibit
-----------                             -------

99(b)(16)                               Schedules For Computation of Performance
                                        Quotations for RWB/DFA U.S. High Book to
                                        Market, Two-Year Corporate Fixed Income
                                        and Two-Year Government Portfolios

99(b)(17)                               Financial Data Schedules